GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 11.1%
Aerospace & Defense – 0.1%
5,896	BAE Systems PLC	$ 43,913
222	Elbit Systems Ltd.	29,411
376	General Dynamics Corp.	71,406
1,295	Howmet Aerospace, Inc.*	45,947
814	Huntington Ingalls Industries, Inc.	175,995
643	L3Harris Technologies, Inc.	140,213
505	Lockheed Martin Corp.	193,011
782	Northrop Grumman Corp.	286,110
1,270	Raytheon Technologies Corp.	112,662
7,659	Singapore Technologies Engineering Ltd.	22,505
111	Teledyne Technologies, Inc.*	46,561
3,850	Textron, Inc.	263,609
297	Thales SA	30,453
234	The Boeing Co.*	57,803
		1,519,599

Air Freight & Logistics – 0.1%
2,891	C.H. Robinson Worldwide, Inc.	280,485
10,499	Deutsche Post AG	713,156
643	DSV PANALPINA A/S	156,757
1,049	Expeditors International of Washington, Inc.	131,849
1,160	FedEx Corp.	365,180
1,570	SG Holdings Co. Ltd.	34,802
1,555	United Parcel Service, Inc. Class B	333,703
2,164	XPO Logistics, Inc.*	317,956
2,846	Yamato Holdings Co. Ltd.	77,760
		2,411,648

Airlines* – 0.0%
360	Southwest Airlines Co.	22,126

Auto Components – 0.0%
605	Aptiv PLC*	91,004
3,965	BorgWarner, Inc.	203,365
1,222	Bridgestone Corp.	54,125
235	Cie Generale des Etablissements Michelin SCA	35,917
799	Denso Corp.	54,538
311	Lear Corp.	60,135
1,244	Magna International, Inc.	125,095
1,887	Sumitomo Electric Industries Ltd.	29,051
502	Toyota Industries Corp.	43,447
		696,677

Automobiles – 0.1%
637	Bayerische Motoren Werke AG	67,622
2,107	Daimler AG	196,578
300	Ferrari NV	63,258
29,715	Ford Motor Co.*	431,759
2,527	General Motors Co.*	149,876
4,700	Honda Motor Co. Ltd.	146,882
411	Porsche Automobil Holding SE	45,725
4,252	Stellantis NV	83,372
1,277	Tesla, Inc.*	798,406
2,703	Toyota Motor Corp.	224,319

Shares	Description	Value

Common Stocks – (continued)
Automobiles – (continued)
64	Volkswagen AG	$ 23,370
		2,231,167

Banks – 0.5%
7,095	Australia & New Zealand Banking Group Ltd.	158,257
4,450	Bank Hapoalim BM*	39,028
15,743	Bank Leumi Le-Israel BM*	126,335
19,788	Bank of America Corp.	838,813
1,831	Bank of Montreal	192,232
391	Banque Cantonale Vaudoise	36,894
35,149	Barclays PLC	91,275
2,077	BNP Paribas SA	142,991
29,118	BOC Hong Kong Holdings Ltd.	107,404
1,541	Canadian Imperial Bank of Commerce	181,723
5,315	Citigroup, Inc.	418,344
1,649	Citizens Financial Group, Inc.	82,285
3,112	Commonwealth Bank of Australia	241,775
3,311	Credit Agricole SA	49,627
1,725	Danske Bank A/S	32,491
4,329	DBS Group Holdings Ltd.	99,466
2,734	DNB ASA	61,019
2,099	Fifth Third Bancorp	88,452
2,283	FinecoBank Banca Fineco SpA*	38,015
398	First Republic Bank	76,193
1,949	Hang Seng Bank Ltd.	41,547
15,412	HSBC Holdings PLC	99,652
2,966	Huntington Bancshares, Inc.	47,041
4,891	ING Groep NV	68,440
17,150	Intesa Sanpaolo SpA	50,352
10,673	Israel Discount Bank Ltd. Class A*	54,710
4,046	Japan Post Bank Co. Ltd.	34,877
9,358	JPMorgan Chase & Co.	1,536,958
381	KBC Group NV	31,190
2,230	KeyCorp.	51,379
439	M&T Bank Corp.	70,543
3,912	Mediobanca Banca di Credito Finanziario SpA*	46,580
21,923	Mitsubishi UFJ Financial Group, Inc.	125,907
2,319	Mizrahi Tefahot Bank Ltd.*	70,101
3,878	Mizuho Financial Group, Inc.	60,088
4,993	National Australia Bank Ltd.	104,462
3,794	National Bank of Canada	296,096
7,738	Natwest Group PLC	22,675
4,118	Nordea Bank Abp	44,736
22,134	Oversea-Chinese Banking Corp. Ltd.	209,087
1,006	Raiffeisen Bank International AG	23,974
2,610	Regions Financial Corp.	61,100
7,526	Resona Holdings, Inc.	32,376
5,754	Royal Bank of Canada	598,334
5,390	Skandinaviska Enskilda Banken AB Class A	69,648
4,380	Standard Chartered PLC	31,512
6,873	Sumitomo Mitsui Financial Group, Inc.	251,281
1,315	Sumitomo Mitsui Trust Holdings, Inc.	45,972
164	SVB Financial Group*	95,594

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Banks – (continued)
4,564	Svenska Handelsbanken AB Class A	$ 52,186
29,440	The Bank of East Asia Ltd.	60,353
2,606	The Bank of Nova Scotia	175,423
694	The PNC Financial Services Group, Inc.	135,108
2,903	The Shizuoka Bank Ltd.	23,255
6,279	The Toronto-Dominion Bank	452,558
1,413	Truist Financial Corp.	87,295
2,824	U.S. Bancorp	171,643
5,366	United Overseas Bank Ltd.	106,547
6,569	Wells Fargo & Co.	306,904
6,182	Westpac Banking Corp.	126,586
		9,076,689

Beverages – 0.2%
290	Anheuser-Busch InBev SA	21,961
960	Asahi Group Holdings Ltd.	46,406
1,475	Brown-Forman Corp. Class B	118,531
433	Carlsberg AS Class B	79,528
2,126	Coca-Cola European Partners PLC	128,666
1,097	Coca-Cola HBC AG	39,919
253	Constellation Brands, Inc. Class A	60,649
3,438	Davide Campari-Milano NV	44,132
1,934	Diageo PLC	93,264
509	Heineken Holding NV	51,526
440	Heineken NV	52,670
2,683	Ito En Ltd.	152,144
2,945	Keurig Dr Pepper, Inc.	108,847
1,169	Kirin Holdings Co. Ltd.	23,624
6,953	Molson Coors Beverage Co. Class B*	405,499
3,384	Monster Beverage Corp.*	319,010
4,518	PepsiCo, Inc.	668,393
376	Pernod Ricard SA	83,011
349	Remy Cointreau SA	72,789
1,619	Suntory Beverage & Food Ltd.	60,415
190	The Boston Beer Co., Inc. Class A*	201,050
6,581	The Coca-Cola Co.	363,863
		3,195,897

Biotechnology – 0.2%
5,675	AbbVie, Inc.	642,410
1,997	Alexion Pharmaceuticals, Inc.*	352,570
1,515	Amgen, Inc.	360,479
1,496	Biogen, Inc.*	400,150
862	CSL Ltd.	192,523
186	Genmab A/S*	75,976
4,868	Gilead Sciences, Inc.	321,823
2,486	Grifols SA	69,199
1,060	Horizon Therapeutics PLC*	97,160
3,263	Incyte Corp.*	273,374
667	Moderna, Inc.*	123,402
586	Novavax, Inc.*	86,505
298	Regeneron Pharmaceuticals, Inc.*	149,724
1,719	Seagen, Inc.*	267,047
1,269	Vertex Pharmaceuticals, Inc.*	264,751
		3,677,093

Shares	Description	Value

Common Stocks – (continued)
Building Products – 0.1%
1,336	A.O. Smith Corp.	$ 94,950
492	AGC, Inc.	21,509
1,749	Allegion PLC	245,700
1,075	Assa Abloy AB Class B	33,095
2,707	Carrier Global Corp.	124,332
3,123	Cie de Saint-Gobain*	209,637
555	Daikin Industries Ltd.	110,987
1,121	Fortune Brands Home & Security, Inc.	115,642
122	Geberit AG	88,559
2,127	Johnson Controls International PLC	141,531
529	Kingspan Group PLC	50,282
794	Lennox International, Inc.	277,844
1,179	Lixil Corp.	31,970
5,980	Masco Corp.	360,654
6,008	Nibe Industrier AB	63,235
2,425	Owens Corning	258,626
100	Rockwool International A/S Class B	49,660
790	Trane Technologies PLC	147,256
25,678	Xinyi Glass Holdings Ltd.	100,427
		2,525,896

Capital Markets – 0.4%
1,266	3i Group PLC	22,277
691	Ameriprise Financial, Inc.	179,549
258	Amundi SA	22,935
2,706	Apollo Global Management, Inc.	155,162
938	ASX Ltd.	55,301
272	BlackRock, Inc.	238,555
804	Brookfield Asset Management, Inc. Class A	40,458
462	Cboe Global Markets, Inc.	51,421
318	CME Group, Inc.	69,566
3,696	Credit Suisse Group AG	40,385
5,673	Daiwa Securities Group, Inc.	32,816
407	Deutsche Boerse AG	66,550
2,099	EQT AB	76,272
850	FactSet Research Systems, Inc.	284,206
1,041	Franklin Resources, Inc.	35,613
477	Futu Holdings Ltd. ADR*	67,863
8,717	Hargreaves Lansdown PLC	204,267
4,662	Hong Kong Exchanges & Clearing Ltd.	286,911
1,471	IGM Financial, Inc.	54,150
953	Intercontinental Exchange, Inc.	107,575
9,859	Invesco Ltd.	281,277
2,430	Japan Exchange Group, Inc.	56,646
2,337	KKR & Co., Inc. Class A	130,147
341	London Stock Exchange Group PLC	36,590
683	Macquarie Group Ltd.	80,375
2,863	Magellan Financial Group Ltd.	106,691
428	MarketAxess Holdings, Inc.	199,679
1,598	Moody’s Corp.	535,889
5,831	Morgan Stanley	530,329
236	MSCI, Inc.	110,479
530	Nasdaq, Inc.	88,754
594	Northern Trust Corp.	71,987

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Capital Markets – (continued)
160	Partners Group Holding AG	$ 241,497
484	Raymond James Financial, Inc.	64,174
1,082	S&P Global, Inc.	410,586
645	Schroders PLC	32,488
1,766	SEI Investments Co.	112,035
33,802	Singapore Exchange Ltd.	265,329
1,810	St. James’s Place PLC	35,807
1,818	State Street Corp.	158,130
1,300	T. Rowe Price Group, Inc.	248,755
2,889	The Bank of New York Mellon Corp.	150,459
2,913	The Blackstone Group, Inc.	269,948
2,800	The Carlyle Group, Inc.	122,192
2,862	The Charles Schwab Corp.	211,359
498	TMX Group Ltd.	55,380
681	Tradeweb Markets, Inc. Class A	57,054
6,478	UBS Group AG	105,567
		6,861,435

Chemicals – 0.2%
724	Air Liquide SA	123,128
281	Air Products & Chemicals, Inc.	84,204
1,103	Akzo Nobel NV	140,825
461	Albemarle Corp.	77,024
1,411	Arkema SA	186,947
908	BASF SE	74,339
359	Celanese Corp.	59,397
424	CF Industries Holdings, Inc.	22,544
453	Chr Hansen Holding A/S	40,665
1,919	Corteva, Inc.	87,315
852	Covestro AG(a)	59,511
937	Croda International PLC	92,736
1,346	Dow, Inc.	92,093
2,117	DuPont de Nemours, Inc.	179,077
1,290	Eastman Chemical Co.	161,766
817	Ecolab, Inc.	175,720
77	EMS-Chemie Holding AG	72,307
716	Evonik Industries AG	25,708
268	FMC Corp.	31,273
34	Givaudan SA	151,959
274	International Flavors & Fragrances, Inc.	38,818
914	Johnson Matthey PLC	39,428
1,243	JSR Corp.	37,870
490	Koninklijke DSM NV	90,292
798	Linde PLC	239,879
232	LyondellBasell Industries NV Class A	26,128
5,794	Mitsubishi Chemical Holdings Corp.	46,827
1,010	Mitsubishi Gas Chemical Co., Inc.	23,734
2,131	Mitsui Chemicals, Inc.	72,083
2,221	Nippon Sanso Holdings Corp.	43,966
771	Nitto Denko Corp.	60,844
898	Novozymes A/S Class B	65,535
2,160	Nutrien Ltd.	134,333
770	PPG Industries, Inc.	138,384
831	RPM International, Inc.	77,723
605	Shin-Etsu Chemical Co. Ltd.	104,807
376	Sika AG	121,057
312	Solvay SA	42,228
576	Symrise AG	76,611

Shares	Description	Value

Common Stocks – (continued)
Chemicals – (continued)
4,908	The Mosaic Co.	$ 177,375
1,016	The Sherwin-Williams Co.	288,066
3,799	Toray Industries, Inc.	25,067
693	Yara International ASA	36,968
		3,946,561

Commercial Services & Supplies – 0.1%
5,689	Brambles Ltd.	47,634
797	Cintas Corp.	281,772
1,032	Copart, Inc.*	133,138
1,156	Dai Nippon Printing Co. Ltd.	25,062
1,369	GFL Environmental, Inc.	44,638
5,644	Rentokil Initial PLC	37,860
861	Republic Services, Inc.	94,004
1,058	Ritchie Bros Auctioneers, Inc.	63,197
9,657	Rollins, Inc.	329,207
460	Secom Co. Ltd.	36,359
4,454	Securitas AB Class B	72,924
483	Sohgo Security Services Co. Ltd.	22,584
796	Waste Connections, Inc.	96,666
728	Waste Management, Inc.	102,415
		1,387,460

Communications Equipment – 0.1%
238	Arista Networks, Inc.*	80,772
11,477	Cisco Systems, Inc.	607,133
1,409	F5 Networks, Inc.*	261,271
3,543	Juniper Networks, Inc.	93,287
508	Motorola Solutions, Inc.	104,298
7,364	Nokia Oyj*	38,425
6,541	Telefonaktiebolaget LM Ericsson Class B	87,732
		1,272,918

Construction & Engineering – 0.1%
9,883	ACS Actividades de Construccion y Servicios SA	304,626
878	Bouygues SA	35,705
1,424	Eiffage SA	157,124
1,279	Ferrovial SA	37,366
2,597	Obayashi Corp.	22,072
6,199	Skanska AB Class B	175,153
1,724	Vinci SA	195,972
4,824	WSP Global, Inc.	547,150
		1,475,168

Construction Materials – 0.0%
1,432	CRH PLC	74,918
1,006	HeidelbergCement AG	91,947
1,280	James Hardie Industries PLC	41,897
1,594	LafargeHolcim Ltd.	95,367
177	Martin Marietta Materials, Inc.	64,366
244	Vulcan Materials Co.	44,730
		413,225

Consumer Finance – 0.1%
4,672	Ally Financial, Inc.	255,605
1,466	American Express Co.	234,751
1,298	Capital One Financial Corp.	208,692

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Finance – (continued)
1,855	Discover Financial Services	$ 217,517
1	Isracard Ltd.*	3
5,706	Synchrony Financial	270,522
		1,187,090

Containers & Packaging – 0.1%
2,459	Amcor PLC	29,016
402	Avery Dennison Corp.	88,653
768	Ball Corp.	63,099
792	CCL Industries, Inc. Class B	44,693
1,243	Crown Holdings, Inc.	128,327
2,711	International Paper Co.	171,064
296	Packaging Corp. of America	44,001
672	Sealed Air Corp.	38,210
4,627	Smurfit Kappa Group PLC	245,121
3,985	Westrock Co.	232,405
		1,084,589

Distributors – 0.0%
1,869	Genuine Parts Co.	245,063
6,659	LKQ Corp.*	339,343
763	Pool Corp.	333,088
		917,494

Diversified Financial Services – 0.1%
4,442	Berkshire Hathaway, Inc. Class B*	1,285,693
692	Equitable Holdings, Inc.	21,971
342	Groupe Bruxelles Lambert SA	38,806
1,425	Industrivarden AB Class A	58,081
2,453	Industrivarden AB Class C	95,853
6,808	Investor AB	156,419
2,216	Kinnevik AB	80,224
1,234	L E Lundbergforetagen AB Class B	75,775
13,335	M&G PLC	46,115
4,094	ORIX Corp.	72,328
186	Sofina SA	76,308
1,033	Tokyo Century Corp.	60,614
1,647	Voya Financial, Inc.	107,911
189	Wendel SE	26,434
		2,202,532

Diversified Telecommunication Services – 0.2%
20,535	AT&T, Inc.	604,345
1,043	BCE, Inc.	51,854
1,059	Cellnex Telecom SA(a)	64,245
10,347	Deutsche Telekom AG	215,343
848	Elisa Oyj	50,282
37,703	HKT Trust and HKT Ltd.	51,503
240	Iliad SA	39,405
3,075	Infrastrutture Wireless Italiane SpA(a)	34,438
11,358	Koninklijke KPN NV	37,968
7,153	Liberty Global PLC Class A*	195,348
8,081	Liberty Global PLC Class C*	219,965
17,204	Lumen Technologies, Inc.	238,103
10,490	Nippon Telegraph & Telephone Corp.	284,072
3,682	Orange SA	46,987

Shares	Description	Value

Common Stocks – (continued)
Diversified Telecommunication Services – (continued)
15,280	Singapore Telecommunications Ltd.	$ 27,708
14,275	Spark New Zealand Ltd.	46,465
153	Swisscom AG	86,431
86,846	Telecom Italia SpA	46,497
78,061	Telecom Italia SpA RSP	44,608
8,726	Telefonica SA	42,987
3,393	Telenor ASA	59,084
8,289	Telia Co. AB	36,789
16,665	Telstra Corp. Ltd.	44,871
2,320	TELUS Corp.	52,352
960	United Internet AG	40,038
10,412	Verizon Communications, Inc.	588,174
		3,249,862

Electric Utilities – 0.1%
986	Alliant Energy Corp.	56,350
926	American Electric Power Co., Inc.	79,636
38,024	AusNet Services	51,489
2,288	Chubu Electric Power Co., Inc.	27,305
3,420	CLP Holdings Ltd.	35,292
1,068	Duke Energy Corp.	107,035
438	Edison International	24,471
10,204	EDP - Energias de Portugal SA	59,454
285	Elia Group SA	31,010
930	Emera, Inc.	43,496
2,652	Endesa SA	76,460
11,616	Enel SpA	115,199
357	Entergy Corp.	37,578
743	Evergy, Inc.	46,059
578	Eversource Energy	46,928
2,468	Exelon Corp.	111,356
1,038	Fortis, Inc.	47,361
1,136	Fortum Oyj	32,815
32,706	HK Electric Investments & HK Electric Investments Ltd.	33,290
2,473	Hydro One Ltd.(a)	62,928
13,369	Iberdrola SA	184,278
11,187	Mercury NZ Ltd.	52,956
3,339	NextEra Energy, Inc.	244,482
8,570	NRG Energy, Inc.	275,526
739	Orsted A/S(a)	113,015
478	Pinnacle West Capital Corp.	40,429
3,998	Power Assets Holdings Ltd.	25,084
1,331	PPL Corp.	38,745
2,047	Red Electrica Corp. SA	40,986
1,906	SSE PLC	41,600
6,654	Terna SpA	50,844
1,224	The Southern Co.	78,238
619	Verbund AG	57,279
1,097	Xcel Energy, Inc.	77,755
		2,446,729

Electrical Equipment – 0.1%
4,330	ABB Ltd.	147,562
823	AMETEK, Inc.	111,187
1,115	Eaton Corp. PLC	161,954
899	Emerson Electric Co.	86,025
471	Fuji Electric Co. Ltd.	22,108
312	Generac Holdings, Inc.*	102,561
726	Legrand SA	76,155

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Electrical Equipment – (continued)
2,971	Mitsubishi Electric Corp.	$ 46,319
837	Nidec Corp.	95,977
1,957	Plug Power, Inc.*	60,080
1,101	Prysmian SpA	38,012
642	Rockwell Automation, Inc.	169,308
1,076	Schneider Electric SE	171,256
1,259	Sensata Technologies Holding PLC*	74,822
1,063	Siemens Energy AG*	33,843
1,624	Siemens Gamesa Renewable Energy SA*	53,676
1,334	Sunrun, Inc.*	59,656
2,705	Vestas Wind Systems A/S	105,746
		1,616,247

Electronic Equipment, Instruments & Components – 0.1%
1,540	Amphenol Corp. Class A	103,580
3,244	Arrow Electronics, Inc.*	390,351
1,258	Azbil Corp.	50,798
2,651	CDW Corp.	438,528
923	Cognex Corp.	73,277
2,660	Corning, Inc.	116,056
1,607	Halma PLC	59,317
569	Hamamatsu Photonics KK	34,790
6,672	Hexagon AB	95,490
200	Hirose Electric Co. Ltd.	28,605
807	Ibiden Co. Ltd.	37,256
183	IPG Photonics Corp.*	38,295
342	Keyence Corp.	169,056
1,580	Keysight Technologies, Inc.*	224,960
634	Kyocera Corp.	38,974
1,314	Murata Manufacturing Co. Ltd.	99,532
994	Omron Corp.	78,643
253	TDK Corp.	31,861
970	TE Connectivity Ltd.	131,610
967	Trimble, Inc.*	75,223
2,472	Venture Corp. Ltd.	35,957
481	Zebra Technologies Corp. Class A*	239,081
		2,591,240

Energy Equipment & Services – 0.0%
6,825	Baker Hughes Co.	166,530
6,220	Halliburton Co.	139,639
2,574	Schlumberger N.V	80,643
8,048	Tenaris SA	91,900
		478,712

Entertainment – 0.1%
2,276	Activision Blizzard, Inc.	221,341
32,886	Bollore SA	170,225
3,070	Capcom Co. Ltd.	98,665
1,247	Electronic Arts, Inc.	178,234
2,446	Embracer Group AB*	71,743
932	Koei Tecmo Holdings Co. Ltd.	43,715
479	Konami Holdings Corp.	30,912
970	Liberty Media Corp.-Liberty Formula One Class C*	43,310
461	Live Nation Entertainment, Inc.*	41,541
797	Netflix, Inc.*	400,739
1,675	Nexon Co. Ltd.	39,716

Shares	Description	Value

Common Stocks – (continued)
Entertainment – (continued)
214	Nintendo Co. Ltd.	$ 132,512
828	Roku, Inc.*	287,076
179	Sea Ltd. ADR*	45,330
1,122	Square Enix Holdings Co. Ltd.	60,297
758	Take-Two Interactive Software, Inc.*	140,654
2,535	The Walt Disney Co.*	452,878
834	Toho Co. Ltd.	34,775
1,312	Ubisoft Entertainment SA*	95,430
2,042	Vivendi SE	74,369
		2,663,462

Equity Real Estate Investment Trusts (REITs) – 0.2%
526	Alexandria Real Estate Equities, Inc.	93,765
382	American Tower Corp.	97,586
10,532	Ascendas Real Estate Investment Trust	23,153
194	AvalonBay Communities, Inc.	40,146
629	Boston Properties, Inc.	73,945
1,496	Camden Property Trust	187,568
814	Canadian Apartment Properties REIT	37,248
466	Crown Castle International Corp.	88,307
10	Daiwa House REIT Investment Corp.	27,327
4,704	Dexus	37,738
1,606	Digital Realty Trust, Inc.	243,405
882	Duke Realty Corp.	40,978
109	Equinix, Inc.	80,302
487	Equity LifeStyle Properties, Inc.	34,509
484	Equity Residential	37,486
99	Essex Property Trust, Inc.	29,234
749	Extra Space Storage, Inc.	112,208
13	GLP J-REIT	201
6,503	Goodman Group	97,107
1,001	Invitation Homes, Inc.	36,306
2,073	Iron Mountain, Inc.	90,258
4	Japan Real Estate Investment Corp.	24,249
3,020	Link REIT	29,133
23,558	Mapletree Logistics Trust	35,226
1,154	Medical Properties Trust, Inc.	24,430
773	Mid-America Apartment Communities, Inc.	124,221
21	Nippon Prologis REIT, Inc.	65,013
1,059	Prologis, Inc.	124,793
604	Public Storage	170,618
583	Realty Income Corp.	39,877
955	Regency Centers Corp.	61,693
222	SBA Communications Corp.	66,183
5,894	Segro PLC	87,152
10,224	Stockland	36,826
764	Sun Communities, Inc.	127,909
528	UDR, Inc.	25,149
15	United Urban Investment Corp.	21,484
1,171	Ventas, Inc.	64,932
4,756	VICI Properties, Inc.	148,054
5,315	Weyerhaeuser Co.	201,757
433	WP Carey, Inc.	32,670
		3,020,146

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Food & Staples Retailing – 0.3%
2,009	Aeon Co. Ltd.	$ 54,248
3,664	Alimentation Couche-Tard, Inc. Class B	133,997
7,061	Carrefour SA	143,672
16,643	Coles Group Ltd.	213,182
392	Cosmos Pharmaceutical Corp.	54,950
1,523	Costco Wholesale Corp.	576,105
11,664	Empire Co. Ltd. Class A	399,147
892	Etablissements Franz Colruyt NV	54,344
1,837	George Weston Ltd.	179,815
1,271	ICA Gruppen AB	62,340
58,395	J Sainsbury PLC	219,819
12,025	Jeronimo Martins SGPS SA	232,642
2,127	Kesko Oyj Class B	73,951
1,322	Kobe Bussan Co. Ltd.	33,577
15,057	Koninklijke Ahold Delhaize NV	438,344
1,322	Lawson, Inc.	60,486
3,630	Loblaw Cos. Ltd.	223,380
1,273	Metro, Inc.	61,645
2,493	Seven & i Holdings Co. Ltd.	109,717
3,184	Sysco Corp.	257,904
23,162	Tesco PLC	73,314
13,425	The Kroger Co.	496,456
1,474	Tsuruha Holdings, Inc.	179,319
4,897	Walgreens Boots Alliance, Inc.	257,876
6,579	Walmart, Inc.	934,415
5,988	Welcia Holdings Co. Ltd.	184,544
19,974	Wm Morrison Supermarkets PLC	50,110
9,350	Woolworths Group Ltd.	302,496
		6,061,795

Food Products – 0.2%
4,941	Ajinomoto Co., Inc.	114,838
2,653	Archer-Daniels-Midland Co.	176,504
2,921	Associated British Foods PLC*	95,948
16	Barry Callebaut AG	36,408
1,510	Bunge Ltd.	131,098
1,425	Campbell Soup Co.	69,355
5	Chocoladefabriken Lindt & Spruengli AG	47,193
5,477	Conagra Brands, Inc.	208,674
3,958	Danone SA	282,145
4,015	General Mills, Inc.	252,383
1,685	Hormel Foods Corp.	81,790
1,347	JDE Peet’s NV*	53,112
1,263	Kellogg Co.	82,714
334	Kerry Group PLC Class A	45,191
531	Kikkoman Corp.	35,051
361	Lamb Weston Holdings, Inc.	29,779
1,075	McCormick & Co., Inc.	95,740
646	MEIJI Holdings Co. Ltd.	40,149
2,812	Mondelez International, Inc. Class A	178,646
7,464	Nestle SA	921,939
396	Nissin Foods Holdings Co. Ltd.	28,714
4,833	Orkla ASA	50,401
1,585	Saputo, Inc.	55,000
1,467	The Hershey Co.	253,864
1,587	The J.M. Smucker Co.	211,531
6,058	The Kraft Heinz Co.	264,068

Shares	Description	Value

Common Stocks – (continued)
Food Products – (continued)
628	Toyo Suisan Kaisha Ltd.	$ 25,599
2,956	Tyson Foods, Inc. Class A	235,002
109,723	WH Group Ltd.(a)	94,624
28,291	Wilmar International Ltd.	102,366
		4,299,826

Gas Utilities – 0.0%
2,083	AltaGas Ltd.	41,348
5,526	APA Group	39,282
423	Atmos Energy Corp.	41,949
1,419	Enagas SA	33,331
21,641	Hong Kong & China Gas Co. Ltd.	38,096
1,616	Naturgy Energy Group SA	42,289
1,345	Osaka Gas Co. Ltd.	25,732
8,515	Snam SpA	50,109
535	Toho Gas Co. Ltd.	29,661
6,761	UGI Corp.	311,344
		653,141

Health Care Equipment & Supplies – 0.4%
3,321	Abbott Laboratories	387,395
945	ABIOMED, Inc.*	268,928
456	Alcon, Inc.	31,728
689	Align Technology, Inc.*	406,613
1,058	Ambu A/S Class B	40,383
1,170	Asahi Intecc Co. Ltd.	29,086
1,581	Baxter International, Inc.	129,832
562	Becton Dickinson & Co.	135,942
1,057	BioMerieux	122,058
2,004	Boston Scientific Corp.*	85,270
311	Carl Zeiss Meditec AG	57,556
1,085	Cochlear Ltd.	188,496
904	Coloplast A/S Class B	143,454
1,470	Danaher Corp.	376,526
884	DENTSPLY SIRONA, Inc.	59,157
362	DexCom, Inc.*	133,719
934	DiaSorin SpA	164,136
3,378	Edwards Lifesciences Corp.*	323,950
2,547	Fisher & Paykel Healthcare Corp. Ltd.	53,913
440	GN Store Nord A/S	37,389
1,754	Hologic, Inc.*	110,607
2,216	Hoya Corp.	291,185
1,031	IDEXX Laboratories, Inc.*	575,411
674	Insulet Corp.*	181,758
198	Intuitive Surgical, Inc.*	166,752
2,907	Koninklijke Philips NV	164,264
683	Masimo Corp.*	147,255
1,250	Medtronic PLC	158,238
1,735	Novocure Ltd.*	353,940
8,772	Olympus Corp.	186,880
1,448	ResMed, Inc.	298,071
803	Siemens Healthineers AG(a)	45,230
6,236	Smith & Nephew PLC	135,838
146	Sonova Holding AG*	51,614
433	STERIS PLC	82,642
125	Straumann Holding AG	195,674
679	Stryker Corp.	173,328
775	Sysmex Corp.	80,365
144	Teleflex, Inc.	57,915
1,202	Terumo Corp.	46,405

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
180	The Cooper Cos., Inc.	$ 70,821
492	West Pharmaceutical Services, Inc.	170,975
332	Zimmer Biomet Holdings, Inc.	55,886
		6,976,585

Health Care Providers & Services – 0.3%
1,678	AmerisourceBergen Corp.	192,534
733	Amplifon SpA	34,440
723	Anthem, Inc.	287,913
3,515	Cardinal Health, Inc.	197,086
2,915	Centene Corp.*	214,544
1,735	Cigna Corp.	449,105
6,115	CVS Health Corp.	528,581
2,262	DaVita, Inc.*	271,598
1,392	Fresenius Medical Care AG & Co. KGaA	111,518
2,336	Fresenius SE & Co. KGaA	126,985
1,310	HCA Healthcare, Inc.	281,375
3,162	Henry Schein, Inc.*	240,439
570	Humana, Inc.	249,489
1,455	Laboratory Corp. of America Holdings*	399,368
1,470	McKesson Corp.	282,813
3,205	Medipal Holdings Corp.	61,076
358	Molina Healthcare, Inc.*	89,987
452	Oak Street Health, Inc.*	27,296
1,559	Quest Diagnostics, Inc.	205,274
2,188	Sonic Healthcare Ltd.	58,780
2,952	UnitedHealth Group, Inc.	1,215,988
1,164	Universal Health Services, Inc. Class B	185,809
		5,711,998

Health Care Technology – 0.0%
3,888	Cerner Corp.	304,236
1,242	M3, Inc.	83,433
242	Teladoc Health, Inc.*	36,440
879	Veeva Systems, Inc. Class A*	256,088
		680,197

Hotels, Restaurants & Leisure – 0.2%
5,147	Aramark	192,241
1,836	Aristocrat Leisure Ltd.	59,397
68	Booking Holdings, Inc.*	160,585
745	Caesars Entertainment, Inc.*	80,050
80	Chipotle Mexican Grill, Inc.*	109,758
297	Darden Restaurants, Inc.	42,539
509	Domino’s Pizza Enterprises Ltd.	42,193
928	Domino’s Pizza, Inc.	396,135
7,042	Entain PLC*	164,654
898	Evolution AB(a)	167,576
456	Expedia Group, Inc.*	80,689
382	Flutter Entertainment PLC*	71,384
919	Hilton Worldwide Holdings, Inc.*	115,123
6,142	La Francaise des Jeux SAEM(a)	346,454
740	Marriott International, Inc. Class A*	106,249
1,278	McDonald’s Corp.	298,911
779	McDonald’s Holdings Co. Japan Ltd.	34,927

Shares	Description	Value

Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
1,751	MGM Resorts International	$ 75,065
303	Oriental Land Co. Ltd.	44,855
1,792	Starbucks Corp.	204,073
5,559	Tabcorp Holdings Ltd.	22,193
85	Vail Resorts, Inc.*	27,785
2,750	Yum! Brands, Inc.	329,918
		3,172,754

Household Durables – 0.1%
8,407	Barratt Developments PLC	89,979
413	Berkeley Group Holdings PLC	27,372
1,106	D.R. Horton, Inc.	105,391
4,867	Electrolux AB Class B	138,556
715	Garmin Ltd.	101,701
8,590	Husqvarna AB Class B	126,526
1,993	Iida Group Holdings Co. Ltd.	53,591
1,969	Lennar Corp. Class A	194,951
1,402	Mohawk Industries, Inc.*	295,373
5,046	Newell Brands, Inc.	144,770
25	NVR, Inc.*	122,181
5,756	Panasonic Corp.	65,375
2,135	PulteGroup, Inc.	123,381
247	Rinnai Corp.	24,552
2,053	SEB SA	385,218
3,934	Sekisui House Ltd.	82,795
2,749	Sony Group Corp.	273,351
688	Whirlpool Corp.	163,118
		2,518,181

Household Products – 0.1%
1,266	Church & Dwight Co., Inc.	108,534
5,593	Colgate-Palmolive Co.	468,582
1,335	Essity AB Class B	46,207
1,180	Henkel AG & Co. KGaA	126,893
1,819	Kimberly-Clark Corp.	237,616
2,631	Lion Corp.	46,343
2,511	Pigeon Corp.	72,376
1,594	Reckitt Benckiser Group PLC	143,777
1,775	The Clorox Co.	313,696
5,715	The Procter & Gamble Co.	770,668
1,362	Unicharm Corp.	54,077
		2,388,769

Independent Power and Renewable Electricity Producers – 0.0%
1,834	EDP Renovaveis SA	43,611
10,642	Meridian Energy Ltd.	39,659
1,643	Northland Power, Inc.	54,973
4,771	The AES Corp.	121,231
3,652	Uniper SE	134,114
17,160	Vistra Corp.	277,477
		671,065

Industrial Conglomerates – 0.1%
1,292	3M Co.	262,328
21,501	CK Hutchison Holdings Ltd.	171,414
253	DCC PLC	21,483
14,256	General Electric Co.	200,439
3,116	Hitachi Ltd.	164,179

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Industrial Conglomerates – (continued)
817	Honeywell International, Inc.	$ 188,654
2,127	Investment AB Latour Class B	71,986
1,385	Jardine Matheson Holdings Ltd.	89,766
19,047	Melrose Industries PLC	46,554
226	Roper Technologies, Inc.	101,702
1,427	Siemens AG	234,224
		1,552,729

Insurance – 0.4%
8,122	Admiral Group PLC	338,197
2,561	Aflac, Inc.	145,157
1,306	Ageas SA	84,491
19,958	AIA Group Ltd.	266,366
43	Alleghany Corp.*	30,813
1,201	Allianz SE	318,939
338	American Financial Group, Inc.	44,974
1,395	Aon PLC Class A	353,451
3,046	Arch Capital Group Ltd.*	121,505
1,384	Arthur J. Gallagher & Co.	202,908
7,809	Assicurazioni Generali SpA	160,379
525	Assurant, Inc.	84,604
2,337	Athene Holding Ltd. Class A*	146,366
20,657	Aviva PLC	120,377
4,282	AXA SA	119,205
475	Baloise Holding AG	79,077
1,605	Brown & Brown, Inc.	84,295
930	Chubb Ltd.	158,091
290	Cincinnati Financial Corp.	35,296
3,785	CNP Assurances	69,590
2,060	Dai-ichi Life Holdings, Inc.	43,095
22,196	Direct Line Insurance Group PLC	93,705
653	Erie Indemnity Co. Class A	131,338
237	Everest Re Group Ltd.	61,611
103	Fairfax Financial Holdings Ltd.	48,377
1,837	Fidelity National Financial, Inc.	86,321
4,939	Gjensidige Forsikring ASA	111,264
828	Globe Life, Inc.	87,288
4,402	Great-West Lifeco, Inc.	135,334
548	Hannover Rueck SE	95,914
4,252	iA Financial Corp., Inc.	244,656
7,993	Insurance Australia Group Ltd.	30,813
739	Intact Financial Corp.	100,348
7,225	Japan Post Holdings Co. Ltd.	60,897
23,802	Legal & General Group PLC	95,958
2,384	Lincoln National Corp.	166,379
383	Loews Corp.	22,360
5,208	Manulife Financial Corp.	108,812
28	Markel Corp.*	34,314
1,679	Marsh & McLennan Cos., Inc.	232,290
12,505	Medibank Pvt. Ltd.	30,222
3,382	MetLife, Inc.	221,048
1,397	MS&AD Insurance Group Holdings, Inc.	42,798
371	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	106,788
2,321	NN Group NV	118,134
2,999	Phoenix Group Holdings PLC	31,305
6,961	Poste Italiane SpA(a)	97,600
8,464	Power Corp. of Canada	276,049
1,436	Principal Financial Group, Inc.	93,900
643	Reinsurance Group of America, Inc.	81,037

Shares	Description	Value

Common Stocks – (continued)
Insurance – (continued)
252	RenaissanceRe Holdings Ltd.	$ 38,838
5,437	RSA Insurance Group Ltd.	52,783
878	Sompo Holdings, Inc.	35,324
1,730	Sun Life Financial, Inc.	93,184
11,150	Suncorp Group Ltd.	96,318
352	Swiss Life Holding AG	183,525
267	Swiss Re AG	25,816
2,559	The Allstate Corp.	349,585
1,442	The Hartford Financial Services Group, Inc.	94,235
2,898	The Progressive Corp.	287,134
878	The Travelers Cos., Inc.	140,217
1,160	Tokio Marine Holdings, Inc.	54,368
1,146	Tryg A/S	27,215
494	W.R. Berkley Corp.	38,527
592	Willis Towers Watson PLC	154,725
380	Zurich Insurance Group AG	159,828
		7,885,658

Interactive Media & Services – 0.4%
2,697	Adevinta ASA*	52,311
813	Alphabet, Inc. Class A*	1,916,119
877	Alphabet, Inc. Class C*	2,114,938
34,991	Auto Trader Group PLC*(a)	278,439
7,528	Facebook, Inc. Class A*	2,474,679
353	IAC/InterActiveCorp*	56,293
2,317	Match Group, Inc.*	332,211
2,339	Pinterest, Inc. Class A*	152,737
1,110	REA Group Ltd.	140,849
601	Scout24 AG(a)	48,906
1,680	SEEK Ltd.	40,262
2,631	Snap, Inc. Class A*	163,438
2,144	Twitter, Inc.*	124,352
—	Vimeo, Inc.*	4
9,699	Z Holdings Corp.	46,264
408	Zillow Group, Inc. Class A*	48,262
656	Zillow Group, Inc. Class C*	76,962
		8,067,026

Internet & Direct Marketing Retail – 0.4%
1,389	Amazon.com, Inc.*	4,476,844
1,289	Chewy, Inc. Class A*	94,896
460	Delivery Hero SE*(a)	62,231
5,246	eBay, Inc.	319,377
1,392	Etsy, Inc.*	229,304
3,143	HelloFresh SE*	284,154
105	MercadoLibre, Inc.*	142,660
796	Mercari, Inc.*	37,737
887	Prosus NV	91,896
9,073	Rakuten Group, Inc.	105,087
1,794	Wayfair, Inc. Class A*	549,933
3,533	Zalando SE*(a)	377,367
7,864	ZOZO, Inc.	267,551
		7,039,037

IT Services – 0.4%
2,719	Accenture PLC Class A	767,193
50	Adyen NV*(a)	115,723
669	Afterpay Ltd.*	48,316
897	Akamai Technologies, Inc.*	102,446

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
IT Services – (continued)
3,865	Atos SE	$ 258,471
810	Automatic Data Processing, Inc.	158,776
169	Bechtle AG	32,710
1,650	Black Knight, Inc.*	121,094
619	Broadridge Financial Solutions, Inc.	98,718
976	Capgemini SE	182,483
2,194	CGI, Inc.*	196,108
4,893	Cognizant Technology Solutions Corp. Class A	350,143
654	Edenred	36,017
373	EPAM Systems, Inc.*	178,145
2,237	Fidelity National Information Services, Inc.	333,268
2,679	Fiserv, Inc.*	308,621
563	FleetCor Technologies, Inc.*	154,510
745	Fujitsu Ltd.	121,526
1,166	Gartner, Inc.*	270,325
1,030	Global Payments, Inc.	199,521
323	GMO Payment Gateway, Inc.	38,633
859	GoDaddy, Inc. Class A*	69,545
4,016	International Business Machines Corp.	577,260
1,107	Itochu Techno-Solutions Corp.	35,130
493	Jack Henry & Associates, Inc.	75,996
1,939	Mastercard, Inc. Class A	699,165
277	MongoDB, Inc.*	80,867
1,731	NEC Corp.	80,911
1,492	Nomura Research Institute Ltd.	47,536
2,940	NTT Data Corp.	47,537
376	Obic Co. Ltd.	70,436
496	Okta, Inc.*	110,330
522	Otsuka Corp.	28,202
1,624	Paychex, Inc.	164,251
2,155	PayPal Holdings, Inc.*	560,343
176	Shopify, Inc. Class A*	218,887
208	Snowflake, Inc. Class A*	49,510
846	Square, Inc. Class A*	188,252
8,664	The Western Union Co.	212,008
356	Twilio, Inc. Class A*	119,616
1,099	VeriSign, Inc.*	241,692
3,198	Visa, Inc. Class A	726,905
994	Wix.com Ltd.*	258,301
		8,735,427

Leisure Products – 0.0%
712	Bandai Namco Holdings, Inc.	51,118
410	Hasbro, Inc.	39,348
740	Peloton Interactive, Inc. Class A*	81,629
170	Shimano, Inc.	38,713
		210,808

Life Sciences Tools & Services – 0.1%
442	10X Genomics, Inc. Class A*	79,560
1,359	Agilent Technologies, Inc.	187,719
191	Bio-Rad Laboratories, Inc. Class A*	115,053
340	Charles River Laboratories International, Inc.*	114,917
727	Eurofins Scientific SE*	77,888
298	Illumina, Inc.*	120,881

Shares	Description	Value

Common Stocks – (continued)
Life Sciences Tools & Services – (continued)
512	IQVIA Holdings, Inc.*	$ 122,962
110	Lonza Group AG	71,110
367	Mettler-Toledo International, Inc.*	477,449
865	PerkinElmer, Inc.	125,485
914	PPD, Inc.*	42,154
1,504	QIAGEN NV*	74,570
488	Sartorius Stedim Biotech	211,531
933	Thermo Fisher Scientific, Inc.	438,043
844	Waters Corp.*	271,979
		2,531,301

Machinery – 0.2%
608	Alfa Laval AB	22,674
836	Alstom SA*	47,174
1,301	Atlas Copco AB Class A	79,658
1,042	Atlas Copco AB Class B	54,308
1,123	Caterpillar, Inc.	270,733
6,038	CNH Industrial NV	103,815
1,232	Cummins, Inc.	316,969
502	Daifuku Co. Ltd.	43,246
808	Deere & Co.	291,769
779	Dover Corp.	117,239
4,408	Epiroc AB	96,782
231	FANUC Corp.	55,380
640	Fortive Corp.	46,413
987	GEA Group AG	42,944
474	Harmonic Drive Systems, Inc.	25,940
339	IDEX Corp.	75,482
874	Illinois Tool Works, Inc.	202,558
868	Ingersoll Rand, Inc.*	43,087
866	KION Group AG	92,069
741	Knorr-Bremse AG	92,115
1,111	Komatsu Ltd.	33,491
770	Kone Oyj Class B	62,644
2,478	Kubota Corp.	57,003
502	Kurita Water Industries Ltd.	23,790
2,964	MISUMI Group, Inc.	95,777
787	Miura Co. Ltd.	35,960
706	Nabtesco Corp.	32,805
224	Nordson Corp.	49,659
1,409	Otis Worldwide Corp.	110,367
959	PACCAR, Inc.	87,806
1,060	Parker-Hannifin Corp.	326,639
597	Pentair PLC	41,175
37	Rational AG	33,639
1,093	Sandvik AB	29,055
407	Schindler Holding AG	119,722
65	SMC Corp.	39,107
1,517	Snap-on, Inc.	386,258
439	Spirax-Sarco Engineering PLC	78,909
588	Stanley Black & Decker, Inc.	127,478
12,552	Techtronic Industries Co. Ltd.	236,281
839	Volvo AB	22,741
2,002	Volvo AB Class B	52,763
1,570	Westinghouse Air Brake Technologies Corp.	129,933
680	Xylem, Inc.	80,322
800	Yaskawa Electric Corp.	37,903
		4,451,582

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Marine – 0.1%
129	AP Moller - Maersk A/S Class A	$ 340,035
122	AP Moller - Maersk A/S Class B	336,488
1,108	Kuehne & Nagel International AG	374,065
980	Nippon Yusen KK	39,926
		1,090,514

Media – 0.2%
45	Cable One, Inc.	81,700
421	Charter Communications, Inc. Class A*	292,397
13,055	Comcast Corp. Class A	748,574
20,280	CyberAgent, Inc.	403,310
2,749	Dentsu Group, Inc.	95,668
7,658	Discovery, Inc. Class A*	245,898
9,343	Discovery, Inc. Class C*	280,757
6,246	Fox Corp. Class A	233,288
6,058	Fox Corp. Class B	219,784
2,474	Hakuhodo DY Holdings, Inc.	42,068
543	Liberty Broadband Corp. Class A*	87,999
592	Liberty Broadband Corp. Class C*	98,444
4,541	Liberty Media Corp.-Liberty SiriusXM Class A*	198,260
4,473	Liberty Media Corp.-Liberty SiriusXM Class C*	194,620
11,532	News Corp. Class A	311,249
2,338	Omnicom Group, Inc.	192,277
4,716	Pearson PLC	54,830
2,256	Publicis Groupe SA	152,497
1,596	Quebecor, Inc. Class B	43,373
871	Schibsted ASA Class A	42,453
2,073	Schibsted ASA Class B	85,865
11,214	Sirius XM Holdings, Inc.	70,088
6,456	The Interpublic Group of Cos., Inc.	217,503
4,879	ViacomCBS, Inc. Class B	206,967
9,200	WPP PLC	127,085
		4,726,954

Metals & Mining – 0.2%
2,215	Anglo American PLC	98,331
3,152	Antofagasta PLC	69,007
11,926	ArcelorMittal SA*	385,715
11,499	B2Gold Corp.	58,825
4,303	Barrick Gold Corp.	103,688
4,800	BHP Group Ltd.	177,795
3,782	BHP Group PLC	114,045
14,188	BlueScope Steel Ltd.	234,232
603	Boliden AB	24,223
18,176	Evraz PLC	164,131
3,082	First Quantum Minerals Ltd.	76,664
10,585	Fortescue Metals Group Ltd.	180,774
3,127	Freeport-McMoRan, Inc.	133,585
25,606	Glencore PLC	116,483
9,749	Ivanhoe Mines, Ltd. Class A*	71,743
8,985	Kinross Gold Corp.	72,814
1,262	Kirkland Lake Gold Ltd.	54,698
4,858	Lundin Mining Corp.	52,157
1,903	Newcrest Mining Ltd.	41,155
2,181	Newmont Corp.	160,260

Shares	Description	Value

Common Stocks – (continued)
Metals & Mining – (continued)
16,842	Norsk Hydro ASA	$ 109,117
3,676	Northern Star Resources Ltd.	32,309
2,217	Nucor Corp.	227,331
1,072	Rio Tinto Ltd.	101,684
1,918	Rio Tinto PLC	164,945
87,313	South32 Ltd.	201,946
1,153	Steel Dynamics, Inc.	71,982
818	Sumitomo Metal Mining Co. Ltd.	36,529
1,740	Teck Resources Ltd. Class B	42,922
4,129	voestalpine AG	185,342
8,134	Yamana Gold, Inc.	42,621
		3,607,053

Mortgage Real Estate Investment Trusts (REITs) – 0.0%
7,026	AGNC Investment Corp.	130,262
15,267	Annaly Capital Management, Inc.	141,525
		271,787

Multi-Utilities – 0.1%
15,326	AGL Energy Ltd.	97,733
1,530	Algonquin Power & Utilities Corp.	23,367
674	Ameren Corp.	56,751
954	Canadian Utilities Ltd. Class A	27,561
932	CenterPoint Energy, Inc.	23,580
890	CMS Energy Corp.	55,838
731	Consolidated Edison, Inc.	56,462
891	Dominion Energy, Inc.	67,841
533	DTE Energy Co.	73,549
5,759	E.ON SE	70,038
7,476	Engie SA	111,724
6,219	National Grid PLC	83,011
1,593	NiSource, Inc.	40,621
1,180	Public Service Enterprise Group, Inc.	73,301
3,727	RWE AG	141,626
354	Sempra Energy	47,963
7,265	Suez SA	176,952
2,467	Veolia Environnement SA	77,786
648	WEC Energy Group, Inc.	60,854
		1,366,558

Multiline Retail – 0.1%
789	Canadian Tire Corp. Ltd. Class A	135,039
1,470	Dollar General Corp.	298,351
2,091	Dollar Tree, Inc.*	203,872
2,821	Dollarama, Inc.	123,390
2,234	Next PLC*	257,988
1,184	Pan Pacific International Holdings Corp.	23,678
7,530	Ryohin Keikaku Co. Ltd.	144,750
3,622	Target Corp.	821,904
8,260	Wesfarmers Ltd.	353,964
		2,362,936

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – 0.1%
1,156	Ampol Ltd.	$ 26,017
7,896	BP PLC	34,397
2,494	Cameco Corp.	49,775
1,111	Canadian Natural Resources Ltd.	38,488
936	Cheniere Energy, Inc.*	79,466
1,581	Chevron Corp.	164,092
924	Devon Energy Corp.	24,541
1,122	Enbridge, Inc.	43,160
15,230	ENEOS Holdings, Inc.	62,898
594	EOG Resources, Inc.	47,722
4,246	Exxon Mobil Corp.	247,839
11,859	Kinder Morgan, Inc.	217,494
922	Koninklijke Vopak NV	43,691
1,020	Marathon Petroleum Corp.	63,036
1,026	Neste Oyj	67,672
2,614	Occidental Petroleum Corp.	67,859
1,954	OMV AG	113,369
1,908	Parkland Corp.	62,529
6,516	Repsol SA	87,172
9,614	Royal Dutch Shell PLC Class A	183,465
8,927	Royal Dutch Shell PLC Class B	162,304
514	TC Energy Corp.	21,734
1,722	The Williams Cos., Inc.	45,357
1,269	TOTAL SE	59,187
1,252	Valero Energy Corp.	100,661
2,338	Washington H Soul Pattinson & Co. Ltd.	53,579

		2,167,504

Paper & Forest Products – 0.0%
1,106	Mondi PLC	29,869
4,380	Oji Holdings Corp.	26,229
2,047	Stora Enso Oyj Class R	36,467
2,653	Svenska Cellulosa AB SCA Class B	44,358
1,282	UPM-Kymmene Oyj	48,954
1,209	West Fraser Timber Co. Ltd.	93,493

		279,370

Personal Products – 0.1%
1,124	Beiersdorf AG	133,255
472	Kao Corp.	28,978
323	Kobayashi Pharmaceutical Co. Ltd.	28,636
902	Kose Corp.	143,920
1,303	L’Oreal SA	589,894
5,298	Pola Orbis Holdings, Inc.	138,186
2,341	Shiseido Co. Ltd.	169,167
1,777	The Estee Lauder Cos., Inc. Class A	544,686
3,793	Unilever PLC	227,347

		2,004,069

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals – 0.5%
11,771	Astellas Pharma, Inc.	$ 187,818
2,903	AstraZeneca PLC	330,865
1,418	Bausch Health Cos., Inc.*	45,590
1,179	Bayer AG	75,154
8,431	Bristol-Myers Squibb Co.	554,085
808	Catalent, Inc.*	84,703
2,739	Chugai Pharmaceutical Co. Ltd.	103,644
3,015	Daiichi Sankyo Co. Ltd.	69,189
1,057	Eisai Co. Ltd.	70,902
894	Elanco Animal Health, Inc.*	32,166
2,834	Eli Lilly & Co.	566,063
12,934	GlaxoSmithKline PLC	246,701
2,520	Hikma Pharmaceuticals PLC	87,288
4,668	Ipsen SA	487,272
1,839	Jazz Pharmaceuticals PLC*	327,581
7,896	Johnson & Johnson	1,336,398
1,196	Kyowa Kirin Co. Ltd.	36,373
7,166	Merck & Co., Inc.	543,828
1,592	Merck KGaA	286,180
4,550	Novartis AG	401,950
5,249	Novo Nordisk A/S Class B	414,387
2,118	Ono Pharmaceutical Co. Ltd.	48,270
3,855	Orion Oyj Class B	170,205
881	Otsuka Holdings Co. Ltd.	36,938
11,978	Pfizer, Inc.	463,908
2,657	Recordati Industria Chimica e Farmaceutica SpA	148,086
2,472	Roche Holding AG (Pharmaceuticals)	867,434
758	Royalty Pharma PLC Class A	30,411
2,942	Sanofi	314,774
517	Shionogi & Co. Ltd.	26,417
7,289	Sumitomo Dainippon Pharma Co. Ltd.	139,870
1,029	Taisho Pharmaceutical Holdings Co. Ltd.	58,711
2,848	Takeda Pharmaceutical Co. Ltd.	97,320
18,440	Teva Pharmaceutical Industries Ltd. ADR*	191,776
1,539	UCB SA	144,458
17,127	Viatris, Inc.	261,015
1,414	Zoetis, Inc.	249,826

		9,537,556

Professional Services – 0.2%
1,291	Adecco Group AG	89,351
2,358	Booz Allen Hamilton Holding Corp.	200,265
1,137	Bureau Veritas SA*	34,863
48	CoStar Group, Inc.*	40,992
206	Equifax, Inc.	48,418
1,370	Experian PLC	52,490
1,003	IHS Markit Ltd.	105,626
483	Intertek Group PLC	37,129
1,040	Jacobs Engineering Group, Inc.	147,763
3,445	Leidos Holdings, Inc.	353,974
1,476	Nihon M&A Center, Inc.	35,912

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Professional Services – (continued)
5,442	Persol Holdings Co. Ltd.	$ 105,656
2,621	Randstad NV	204,102
5,854	Recruit Holdings Co. Ltd.	300,053
6,032	RELX PLC	157,116
7,578	Robert Half International, Inc.	672,851
130	SGS SA	406,153
154	Teleperformance	59,004
460	Thomson Reuters Corp.	45,054
450	TransUnion	48,150
398	Verisk Analytics, Inc.	68,786
1,605	Wolters Kluwer NV	154,139

		3,367,847

Real Estate Management & Development – 0.1%
390	Azrieli Group Ltd.	29,638
9,284	CapitaLand Ltd.	25,666
5,031	CBRE Group, Inc. Class A*	441,621
11,922	CK Asset Holdings Ltd.	81,169
972	Daito Trust Construction Co. Ltd.	105,832
1,604	Deutsche Wohnen SE	102,124
9,159	ESR Cayman Ltd.*(a)	29,254
490	FirstService Corp.	79,496
11,134	Hang Lung Properties Ltd.	28,790
6,848	Henderson Land Development Co. Ltd.	33,019
4,562	Hongkong Land Holdings Ltd.	22,343
378	LEG Immobilien SE	55,615
13,858	Sino Land Co. Ltd.	22,120
3,573	Sun Hung Kai Properties Ltd.	55,799
10,882	Swire Pacific Ltd. Class A	84,706
7,215	Swire Properties Ltd.	21,751
474	Swiss Prime Site AG	48,676
1,331	Vonovia SE	83,546

		1,351,165

Road & Rail – 0.1%
183	AMERCO	105,232
8,352	Aurizon Holdings Ltd.	23,519
984	Canadian National Railway Co.	110,777
1,590	Canadian Pacific Railway Ltd.	129,116
1,119	CSX Corp.	112,034
569	J.B. Hunt Transport Services, Inc.	97,606
386	Kansas City Southern	114,905
5,699	Knight-Swift Transportation Holdings, Inc.	272,013
3,927	MTR Corp. Ltd.	22,245
276	Nippon Express Co. Ltd.	22,316
647	Norfolk Southern Corp.	181,742
413	Old Dominion Freight Line, Inc.	109,631
948	Uber Technologies, Inc.*	48,187
1,016	Union Pacific Corp.	228,326

		1,577,649

Semiconductors & Semiconductor Equipment – 0.5%
6,306	Advanced Micro Devices, Inc.*	504,984
1,298	Advantest Corp.	113,919
621	Analog Devices, Inc.	102,217
3,847	Applied Materials, Inc.	531,386
227	ASM International NV	70,996

Shares	Description	Value

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment (continued)
774	ASML Holding NV	$ 522,907
1,123	Broadcom, Inc.	530,427
82	Disco Corp.	24,931
499	Enphase Energy, Inc.*	71,382
1,962	Infineon Technologies AG	79,337
16,309	Intel Corp.	931,570
549	KLA Corp.	173,973
447	Lam Research Corp.	290,483
506	Lasertec Corp.	89,137
1,348	Marvell Technology, Inc.	65,108
2,095	Maxim Integrated Products, Inc.	213,711
1,086	Microchip Technology, Inc.	170,448
4,696	Micron Technology, Inc.*	395,121
243	Monolithic Power Systems, Inc.	83,378
1,498	NVIDIA Corp.	973,370
1,715	NXP Semiconductors NV	362,585
7,534	ON Semiconductor Corp.*	301,661
1,955	Qorvo, Inc.*	357,218
3,698	QUALCOMM, Inc.	497,529
7,939	Renesas Electronics Corp.*	83,191
815	Skyworks Solutions, Inc.	138,550
235	SolarEdge Technologies, Inc.*	60,632
1,881	STMicroelectronics NV	70,189
955	Sumco Corp.	22,050
2,813	Teradyne, Inc.	372,301
3,644	Texas Instruments, Inc.	691,704
316	Tokyo Electron Ltd.	138,645
1,257	Xilinx, Inc.	159,639

		9,194,679

Software – 0.8%
1,518	Adobe, Inc.*	765,952
242	ANSYS, Inc.*	81,782
1,433	Autodesk, Inc.*	409,637
539	Avalara, Inc.*	71,240
511	Bentley Systems, Inc. Class B	29,311
5,587	BlackBerry Ltd.*	56,145
4,191	Cadence Design Systems, Inc.*	532,215
336	Ceridian HCM Holding, Inc.*	30,059
504	Check Point Software Technologies Ltd.*	58,958
2,790	Citrix Systems, Inc.	320,738
910	Cloudflare, Inc. Class A*	74,675
316	Constellation Software, Inc.	453,546
97	Coupa Software, Inc.*	23,105
584	Crowdstrike Holdings, Inc. Class A*	129,736
346	Dassault Systemes SE	79,471
608	Datadog, Inc. Class A*	55,358
949	DocuSign, Inc.*	191,337
9,355	Dropbox, Inc. Class A*	255,859
426	Fair Isaac Corp.*	215,582
1,548	Fortinet, Inc.*	338,300
609	Guidewire Software, Inc.*	59,524
247	HubSpot, Inc.*	124,582
1,263	Intuit, Inc.	554,571
301	Lightspeed POS, Inc.*	21,859
23,176	Microsoft Corp.	5,786,584
1,724	Nemetschek SE	128,391
492	Nice Ltd.*	109,488
7,611	NortonLifeLock, Inc.	210,520

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Software – (continued)
797	Open Text Corp.	$ 37,440
6,984	Oracle Corp.	549,920
1,339	Palantir Technologies, Inc.*	30,730
465	Palo Alto Networks, Inc.*	168,911
98	Paycom Software, Inc.*	32,301
710	PTC, Inc.*	95,239
947	RingCentral, Inc. Class A*	248,559
2,430	salesforce.com, Inc.*	578,583
2,681	SAP SE	375,377
847	ServiceNow, Inc.*	401,376
262	Sinch AB*	46,928
1,616	Slack Technologies, Inc. Class A*	71,169
496	Splunk, Inc.*	60,115
4,599	SS&C Technologies Holdings, Inc.	339,728
1,020	Synopsys, Inc.*	259,427
19,516	The Sage Group PLC	181,485
139	The Trade Desk, Inc. Class A*	81,751
204	Tyler Technologies, Inc.*	82,245
276	Unity Software, Inc.*	26,071
1,189	VMware, Inc. Class A*	187,731
1,742	WiseTech Global, Ltd.	37,237
502	Workday, Inc. Class A*	114,817
722	Xero Ltd.*	72,492
739	Zendesk, Inc.*	100,992
618	Zoom Video Communications, Inc. Class A*	204,886
435	Zscaler, Inc.*	84,477

		15,638,512

Specialty Retail – 0.3%
1,043	Advance Auto Parts, Inc.	197,888
291	AutoZone, Inc.*	409,321
4,909	Best Buy Co., Inc.	570,622
622	Burlington Stores, Inc.*	201,136
548	CarMax, Inc.*	63,124
196	Carvana Co.*	51,958
24,085	Chow Tai Fook Jewellery Group Ltd.	45,097
240	Fast Retailing Co. Ltd.	195,137
10,189	Hennes & Mauritz AB Class B*	263,343
1,869	Industria de Diseno Textil SA	72,639
17,173	JD Sports Fashion PLC*	229,871
18,754	Kingfisher PLC*	95,178
1,474	L Brands, Inc.*	102,988
3,804	Lowe’s Cos., Inc.	741,133
1,181	Nitori Holdings Co. Ltd.	204,098
686	O’Reilly Automotive, Inc.*	367,092
1,243	Ross Stores, Inc.	157,103
3,803	The Home Depot, Inc.	1,212,815
5,077	The TJX Cos., Inc.	342,901
2,043	Tractor Supply Co.	371,213
855	Ulta Beauty, Inc.*	295,283
17,757	Yamada Holdings Co. Ltd.	86,620

		6,276,560

Shares	Description	Value

Common Stocks – (continued)
Technology Hardware, Storage & Peripherals – 0.4%
57,032	Apple, Inc.	$ 7,106,757
3,222	Brother Industries Ltd.	68,575
1,951	Canon, Inc.	46,537
2,693	Dell Technologies, Inc. Class C*	265,638
3,575	FUJIFILM Holdings Corp.	246,139
2,983	Hewlett Packard Enterprise Co.	47,609
7,174	HP, Inc.	209,696
1,617	Logitech International SA	198,855
2,773	NetApp, Inc.	214,547
3,283	Seagate Technology Holdings PLC	314,347
2,067	Seiko Epson Corp.	37,543
514	Western Digital Corp.*	38,668

		8,794,911

Textiles, Apparel & Luxury Goods – 0.2%
1,087	adidas AG	396,413
9,718	Burberry Group PLC*	294,049
677	Cie Financiere Richemont SA	82,012
626	EssilorLuxottica SA	108,691
623	Gildan Activewear, Inc.	22,294
374	Hermes International	521,073
231	Kering SA	211,549
1,485	Lululemon Athletica, Inc.*	479,848
885	LVMH Moet Hennessy Louis Vuitton SE	708,914
4,924	Moncler SpA	347,869
5,352	NIKE, Inc. Class B	730,334
2,701	Pandora A/S	364,826
2,198	Puma SE	251,218
947	The Swatch Group AG	107,071
2,803	VF Corp.	223,455

		4,849,616

Tobacco – 0.1%
2,448	Altria Group, Inc.	120,491
7,972	British American Tobacco PLC	307,044
8,138	Imperial Brands PLC	184,511
2,193	Japan Tobacco, Inc.	43,564
6,099	Philip Morris International, Inc.	588,127
25,280	Swedish Match AB	234,375

		1,478,112

Trading Companies & Distributors – 0.1%
1,608	Ashtead Group PLC	117,300
2,195	Brenntag SE	206,141
1,401	Bunzl PLC	45,378
7,976	Fastenal Co.	423,047
2,572	Ferguson PLC	349,304
4,427	ITOCHU Corp.	133,501
24,929	Marubeni Corp.	222,590
2,883	Mitsubishi Corp.	78,828
2,277	Mitsui & Co. Ltd.	50,364
9,968	MonotaRO Co. Ltd.	232,234
2,728	Reece, Ltd.	43,253
3,884	Sumitomo Corp.	54,893
865	Toromont Industries Ltd.	78,591
3,740	Toyota Tsusho Corp.	170,534
775	United Rentals, Inc.*	258,819
885	W.W. Grainger, Inc.	409,012

		2,873,789

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Transportation Infrastructure – 0.0%
3,378	Atlantia SpA*	$ 64,401
3,655	Transurban Group	39,211

		103,612

Water Utilities – 0.0%
648	American Water Works Co., Inc.	100,453
880	Essential Utilities, Inc.	42,064
2,038	Severn Trent PLC	70,838
3,555	United Utilities Group PLC	49,423

		262,778

Wireless Telecommunication Services – 0.0%
6,240	KDDI Corp.	212,714
635	Rogers Communications, Inc. Class B	$32,784
6,634	SoftBank Corp.	85,061
1,854	SoftBank Group Corp.	141,224
1,511	T-Mobile US, Inc.*	213,731
2,727	Tele2 AB Class B	37,144
59,757	Vodafone Group PLC	108,343
		831,001

TOTAL COMMON STOCKS (Cost $138,418,723)		$ 219,794,073

Shares	Dividend Rate	Value

Preferred Stocks – 0.0%
Automobiles – 0.0%
Bayerische Motoren Werke AG
EUR 495	2.360%	$ 45,153

Volkswagen AG
333	2.160	91,674

		136,827

Chemicals – 0.0%
FUCHS PETROLUB SE
3,146	2.330	161,661

Health Care Equipment & Supplies – 0.0%
Sartorius AG
261	0.170	129,544

TOTAL PREFERRED STOCKS (Cost $322,156)		$ 428,032

Shares	Description	Value

Exchange Traded Funds – 78.3%
574,773	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(b)	$ 23,508,216
5,164,778	Goldman Sachs MarketBeta International Equity ETF(b)	298,595,442
5,162,182	Goldman Sachs MarketBeta U.S. Equity ETF(b)	301,316,563
3,634,846	iShares Core MSCI Emerging Markets ETF	242,262,486
1,859,214	iShares MSCI EAFE ETF	150,280,268
1,269,671	iShares MSCI EAFE Small-Cap ETF	96,660,053
1,136,400	Vanguard S&P 500 ETF	438,798,132

TOTAL EXCHANGE TRADED FUNDS (Cost $1,110,493,649)		$ 1,551,421,160

Shares	Dividend Rate	Value

Investment Company(b) – 6.9%
Goldman Sachs Financial Square Government Fund - Institutional Shares
136,891,270	0.026%	$ 136,891,270
(Cost $136,891,270)

TOTAL INVESTMENTS – 96.3% (Cost $1,386,125,798)		$ 1,908,534,535

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.7%		72,725,630

NET ASSETS – 100.0%		$ 1,981,260,165

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Represents an affiliated fund.

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— U.S. Dollar

Investment Abbreviations:
ADR	— American Depositary Receipt
ETF	— Exchange Traded Fund
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At May 31, 2021, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	CAD	32,370,000	USD	25,581,592	06/16/21	$1,236,261
	CHF	1,100,000	USD	1,205,868	06/16/21	18,424
	EUR	1,490,000	USD	1,792,918	06/16/21	29,687
	GBP	420,000	USD	580,108	06/16/21	16,594
	NOK	350,000	USD	42,053	06/16/21	38
	NZD	20,000	USD	14,310	06/16/21	246
	SEK	3,300,000	USD	389,984	06/16/21	8,154
	SGD	140,000	USD	105,197	06/16/21	754
	USD	23,767,877	AUD	30,520,000	06/16/21	146,585
	USD	10,874,849	HKD	84,340,000	06/16/21	7,939
	USD	12,318	ILS	40,000	06/16/21	1
	USD	83,682,439	JPY	8,941,000,000	06/16/21	2,012,205

TOTAL						$3,476,888

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS
Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	JPY	642,000,000	USD	5,876,607	06/16/21	$(12,353)
	USD	1,613,739	AUD	2,120,000	06/16/21	(27,059)
	USD	33,380,183	CHF	30,670,000	06/16/21	(755,295)
	USD	8,653,371	DKK	53,430,000	06/16/21	(134,102)
	USD	118,303,676	EUR	98,270,000	06/16/21	(1,902,629)
	USD	51,458,688	GBP	36,885,000	06/16/21	(944,523)
	USD	571,176	HKD	4,440,000	06/16/21	(902)
	USD	1,117,185	ILS	3,680,000	06/16/21	(15,915)
	USD	7,636,373	JPY	845,000,000	06/16/21	(82,154)
	USD	2,227,662	NOK	18,950,000	06/16/21	(51,268)
	USD	940,172	NZD	1,300,000	06/16/21	(5,995)
	USD	13,187,991	SEK	111,375,000	06/16/21	(249,164)
	USD	3,967,861	SGD	5,290,000	06/16/21	(35,573)

TOTAL						$(4,216,932)

FUTURES CONTRACTS — At May 31, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	365	06/18/21	$76,693,800	$5,020,812
E-mini Russell 2000 Index	1,357	06/18/21	153,924,510	(3,065,533)
S&P Toronto Stock Exchange 60 Index	240	06/17/21	46,829,850	2,644,217

TOTAL FUTURES CONTRACTS				$4,599,496

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid by the Fund(a)	Counterparty	Termination Date(b)	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation)

MSGSHBC Index	0.500%	Morgan Stanley & Co.	08/26/21	$426	$971,105

(a)	Payments made quarterly.
(b)	The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At May 31, 2021, the Fund had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Eurodollar Futures	$97.750	03/13/2023	868	$2,170,000	$3,981,951	$3,823,220	$158,731
Eurodollar Futures	97.750	06/19/2023	935	2,337,500	4,049,718	3,813,056	236,662

TOTAL			1,803	$4,507,500	$8,031,669	$7,636,276	$395,393

EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
Euro Stoxx 50 Index	$ 3,950.000	06/18/2021	(5)	$(50)	$(8,463)	$(4,056)	$(4,407)
Euro Stoxx 50 Index	4,025.000	06/18/2021	(11)	(110)	(10,584)	(6,120)	(4,464)
Euro Stoxx 50 Index	4,075.000	06/18/2021	(65)	(650)	(36,144)	(27,357)	(8,787)
Euro Stoxx 50 Index	4,100.000	06/18/2021	(34)	(340)	(13,351)	(11,447)	(1,904)
Euro Stoxx 50 Index	4,100.000	07/16/2021	(38)	(380)	(27,294)	(22,106)	(5,188)
Euro Stoxx 50 Index	4,125.000	07/16/2021	(48)	(480)	(27,335)	(25,582)	(1,753)
Euro Stoxx 50 Index	4,150.000	07/16/2021	(20)	(200)	(8,853)	(8,734)	(119)
Euro Stoxx 50 Index	4,175.000	08/20/2021	(3)	(30)	(1,990)	(1,907)	(83)
Euro Stoxx 50 Index	4,200.000	08/20/2021	(9)	(90)	(4,917)	(4,843)	(74)
FTSE 100 Index	6,900.000	06/18/2021	(1)	(10)	(2,363)	(1,274)	(1,089)
FTSE 100 Index	6,950.000	06/18/2021	(2)	(20)	(3,647)	(1,850)	(1,797)
FTSE 100 Index	7,125.000	06/18/2021	(5)	(50)	(2,342)	(3,052)	710
FTSE 100 Index	7,150.000	06/18/2021	(8)	(80)	(2,895)	(6,615)	3,720
FTSE 100 Index	7,175.000	06/18/2021	(6)	(60)	(1,618)	(4,137)	2,519
FTSE 100 Index	7,250.000	06/18/2021	(2)	(20)	(227)	(1,551)	1,324

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS — (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Written option contracts (continued)
Calls (continued)
FTSE 100 Index	$ 7,150.000	07/16/2021	(1)	$(10)	$(922)	$(915)	$(7)
FTSE 100 Index	7,175.000	07/16/2021	(4)	(40)	(3,151)	(3,240)	89
FTSE 100 Index	7,200.000	07/16/2021	(8)	(80)	(5,336)	(9,071)	3,735
FTSE 100 Index	7,250.000	07/16/2021	(5)	(50)	(2,342)	(3,861)	1,519
FTSE 100 Index	7,300.000	07/16/2021	(4)	(40)	(1,306)	(4,292)	2,986
FTSE 100 Index	7,200.000	08/20/2021	(2)	(20)	(2,171)	(2,182)	11
FTSE 100 Index	7,300.000	08/20/2021	(1)	(10)	(667)	(968)	301
Nikkei 225 Index	29,625.000	06/11/2021	(2)	(2,000)	(2,913)	(7,855)	4,942
Nikkei 225 Index	29,875.000	06/11/2021	(2)	(2,000)	(1,766)	(11,834)	10,068
Nikkei 225 Index	30,000.000	06/11/2021	(1)	(1,000)	(710)	(1,831)	1,121
Nikkei 225 Index	30,625.000	06/11/2021	(3)	(3,000)	(519)	(17,633)	17,114
Nikkei 225 Index	30,750.000	06/11/2021	(3)	(3,000)	(382)	(8,865)	8,483
Nikkei 225 Index	31,125.000	06/11/2021	(4)	(4,000)	(219)	(7,976)	7,757
Nikkei 225 Index	31,500.000	06/11/2021	(1)	(1,000)	(27)	(2,433)	2,406
Nikkei 225 Index	29,250.000	07/09/2021	(2)	(2,000)	(11,108)	(7,257)	(3,851)
Nikkei 225 Index	29,375.000	07/09/2021	(3)	(3,000)	(15,023)	(9,197)	(5,826)
Nikkei 225 Index	29,625.000	07/09/2021	(2)	(2,000)	(7,830)	(7,118)	(712)
Nikkei 225 Index	30,000.000	07/09/2021	(5)	(5,000)	(12,974)	(21,593)	8,619
Nikkei 225 Index	30,250.000	07/09/2021	(3)	(3,000)	(6,282)	(7,969)	1,687
Nikkei 225 Index	31,000.000	07/09/2021	(1)	(1,000)	(865)	(3,741)	2,876
Nikkei 225 Index	29,625.000	08/13/2021	(1)	(1,000)	(6,055)	(4,364)	(1,691)
Nikkei 225 Index	29,750.000	08/13/2021	(1)	(1,000)	(5,508)	(3,753)	(1,755)
Nikkei 225 Index	30,000.000	08/13/2021	(2)	(2,000)	(9,287)	(8,762)	(525)
S&P 500 Index	4,250.000	06/02/2021	(18)	(1,800)	(2,880)	(48,251)	45,371
S&P 500 Index	4,250.000	06/09/2021	(18)	(1,800)	(16,470)	(36,775)	20,305
S&P 500 Index	4,225.000	06/16/2021	(18)	(1,800)	(56,880)	(32,404)	(24,476)
S&P 500 Index	4,275.000	06/23/2021	(18)	(1,800)	(35,280)	(43,121)	7,841
S&P 500 Index	4,235.000	06/30/2021	(1)	(100)	(4,395)	(4,109)	(286)
S&P 500 Index	4,245.000	06/30/2021	(2)	(200)	(7,780)	(5,098)	(2,682)
S&P 500 Index	4,275.000	06/30/2021	(15)	(1,500)	(39,150)	(42,342)	3,192
S&P 500 Index	4,280.000	06/30/2021	(15)	(1,500)	(36,375)	(40,194)	3,819

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS — (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Written option contracts (continued)
Calls (continued)
S&P 500 Index	$ 4,285.000	06/30/2021	(19)	$(1,900)	$(43,035)	$(49,245)	$6,210
S&P 500 Index	4,290.000	06/30/2021	(18)	(1,800)	(37,800)	(48,263)	10,463
S&P 500 Index	4,295.000	06/30/2021	(17)	(1,700)	(33,065)	(40,334)	7,269
S&P 500 Index	4,300.000	06/30/2021	(5)	(500)	(9,000)	(18,711)	9,711
S&P 500 Index	4,325.000	06/30/2021	(5)	(500)	(6,000)	(18,434)	12,434
S&P 500 Index	4,290.000	07/30/2021	(3)	(300)	(14,865)	(11,288)	(3,577)
S&P 500 Index	4,330.000	07/30/2021	(6)	(600)	(20,549)	(23,775)	3,226
S&P 500 Index	4,340.000	07/30/2021	(1)	(100)	(3,105)	(4,839)	1,734

			(497)	$(56,720)	$(616,015)	$(754,524)	$138,509

Puts
Euro Stoxx 50 Index	3,650.000	06/18/2021	(5)	$(50)	$(274)	$(3,068)	$2,794
Euro Stoxx 50 Index	3,750.000	06/18/2021	(11)	(110)	(939)	(7,472)	6,533
Euro Stoxx 50 Index	3,825.000	06/18/2021	(22)	(220)	(2,817)	(15,147)	12,330
Euro Stoxx 50 Index	3,850.000	06/18/2021	(43)	(430)	(6,398)	(26,469)	20,071
Euro Stoxx 50 Index	3,875.000	06/18/2021	(34)	(340)	(5,846)	(24,972)	19,126
Euro Stoxx 50 Index	3,800.000	07/16/2021	(26)	(260)	(8,941)	(18,468)	9,527
Euro Stoxx 50 Index	3,825.000	07/16/2021	(11)	(110)	(4,158)	(9,868)	5,710
Euro Stoxx 50 Index	3,850.000	07/16/2021	(48)	(480)	(20,018)	(38,291)	18,273
Euro Stoxx 50 Index	3,925.000	07/16/2021	(20)	(200)	(11,292)	(10,983)	(309)
Euro Stoxx 50 Index	3,825.000	08/20/2021	(3)	(30)	(2,111)	(3,228)	1,117
Euro Stoxx 50 Index	3,900.000	08/20/2021	(9)	(90)	(7,924)	(7,762)	(162)
FTSE 100 Index	6,400.000	06/18/2021	(1)	(10)	(92)	(1,460)	1,368
FTSE 100 Index	6,450.000	06/18/2021	(2)	(20)	(213)	(2,860)	2,647
FTSE 100 Index	6,725.000	06/18/2021	(4)	(40)	(1,079)	(5,955)	4,876
FTSE 100 Index	6,750.000	06/18/2021	(5)	(50)	(1,490)	(7,164)	5,674
FTSE 100 Index	6,775.000	06/18/2021	(4)	(40)	(1,334)	(4,330)	2,996
FTSE 100 Index	6,800.000	06/18/2021	(6)	(60)	(2,256)	(6,247)	3,991
FTSE 100 Index	6,900.000	06/18/2021	(2)	(20)	(1,220)	(1,873)	653
FTSE 100 Index	6,700.000	07/16/2021	(1)	(10)	(745)	(1,811)	1,066
FTSE 100 Index	6,725.000	07/16/2021	(8)	(80)	(6,358)	(11,227)	4,869

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS — (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Written option contracts (continued)
Puts (continued)
FTSE 100 Index	$ 6,800.000	07/16/2021	(5)	$(50)	$(4,896)	$(7,728)	$2,832
FTSE 100 Index	6,825.000	07/16/2021	(4)	(40)	(4,201)	(4,087)	(114)
FTSE 100 Index	6,850.000	07/16/2021	(4)	(40)	(4,541)	(5,492)	951
FTSE 100 Index	6,700.000	08/20/2021	(1)	(10)	(1,511)	(2,065)	554
FTSE 100 Index	6,725.000	08/20/2021	(2)	(20)	(3,179)	(3,114)	(65)
Nikkei 225 Index	27,000.000	06/11/2021	(2)	(2,000)	(619)	(7,189)	6,570
Nikkei 225 Index	27,500.000	06/11/2021	(2)	(2,000)	(1,020)	(5,728)	4,708
Nikkei 225 Index	28,125.000	06/11/2021	(4)	(4,000)	(3,824)	(13,081)	9,257
Nikkei 225 Index	28,625.000	06/11/2021	(1)	(1,000)	(1,821)	(8,545)	6,724
Nikkei 225 Index	28,750.000	06/11/2021	(7)	(7,000)	(14,658)	(26,930)	12,272
Nikkei 225 Index	26,875.000	07/09/2021	(2)	(2,000)	(3,096)	(6,797)	3,701
Nikkei 225 Index	27,000.000	07/09/2021	(3)	(3,000)	(4,916)	(13,868)	8,952
Nikkei 225 Index	27,375.000	07/09/2021	(2)	(2,000)	(4,188)	(8,410)	4,222
Nikkei 225 Index	27,750.000	07/09/2021	(5)	(5,000)	(13,202)	(14,568)	1,366
Nikkei 225 Index	27,875.000	07/09/2021	(3)	(3,000)	(8,467)	(14,846)	6,379
Nikkei 225 Index	28,500.000	07/09/2021	(1)	(1,000)	(4,234)	(4,943)	709
Nikkei 225 Index	26,625.000	08/13/2021	(1)	(1,000)	(2,777)	(4,731)	1,954
Nikkei 225 Index	26,750.000	08/13/2021	(1)	(1,000)	(2,913)	(5,905)	2,992
Nikkei 225 Index	27,500.000	08/13/2021	(2)	(2,000)	(8,103)	(8,123)	20
S&P 500 Index	4,070.000	06/02/2021	(18)	(1,800)	(1,800)	(73,027)	71,227
S&P 500 Index	4,050.000	06/09/2021	(18)	(1,800)	(9,720)	(125,594)	115,874
S&P 500 Index	4,025.000	06/16/2021	(18)	(1,800)	(21,600)	(129,336)	107,736
S&P 500 Index	4,100.000	06/23/2021	(18)	(1,800)	(50,040)	(67,730)	17,690
S&P 500 Index	3,930.000	06/30/2021	(1)	(100)	(1,720)	(7,889)	6,169
S&P 500 Index	3,990.000	06/30/2021	(4)	(400)	(8,740)	(30,109)	21,369
S&P 500 Index	4,000.000	06/30/2021	(2)	(200)	(4,560)	(16,962)	12,402
S&P 500 Index	4,005.000	06/30/2021	(2)	(200)	(4,640)	(14,639)	9,999
S&P 500 Index	4,015.000	06/30/2021	(4)	(400)	(9,680)	(35,077)	25,397
S&P 500 Index	4,030.000	06/30/2021	(5)	(500)	(12,900)	(32,746)	19,846
S&P 500 Index	4,055.000	06/30/2021	(5)	(500)	(14,375)	(33,198)	18,823
S&P 500 Index	4,090.000	06/30/2021	(1)	(100)	(3,375)	(4,329)	954

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS — (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Written option contracts (continued)
Puts (continued)
S&P 500 Index	$ 4,105.000	06/30/2021	(15)	$(1,500)	$(54,375)	$(53,657)	$(718)
S&P 500 Index	4,110.000	06/30/2021	(15)	(1,500)	(55,725)	(55,089)	(636)
S&P 500 Index	4,115.000	06/30/2021	(15)	(1,500)	(57,075)	(56,548)	(527)
S&P 500 Index	4,120.000	06/30/2021	(15)	(1,500)	(58,575)	(58,029)	(546)
S&P 500 Index	4,125.000	06/30/2021	(15)	(1,500)	(60,150)	(59,522)	(628)
S&P 500 Index	3,960.000	07/30/2021	(3)	(300)	(13,380)	(33,081)	19,701
S&P 500 Index	3,980.000	07/30/2021	(2)	(200)	(9,460)	(22,499)	13,039
S&P 500 Index	3,995.000	07/30/2021	(1)	(100)	(4,940)	(8,729)	3,789
S&P 500 Index	4,045.000	07/30/2021	(4)	(400)	(22,980)	(27,157)	4,177

			(498)	$(56,910)	$(657,482)	$(1,319,752)	$662,270

TOTAL			(995)	$(113,630)	$(1,273,497)	$(2,074,276)	$800,799

Abbreviations:
MS & Co. Int. PLC — Morgan Stanley & Co. International PLC

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Schedule of Investments

May 31, 2021 (Unaudited)

Shares	Dividend Rate	Value

Investment Company(a) – 73.4%
Goldman Sachs Financial Square Government Fund - Institutional Shares
1,562,444,055	0.026%	$1,562,444,055
(Cost $1,562,444,055)

TOTAL INVESTMENTS – 73.4% (Cost $1,562,444,055)		$1,562,444,055

OTHER ASSETS IN EXCESS OF LIABILITIES – 26.6%		564,781,790

NET ASSETS – 100.0%		$2,127,225,845

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated fund.

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
JPY	— Japanese Yen
NZD	— New Zealand Dollar
USD	— U.S. Dollar

Investment Abbreviations:
PLC	— Public Limited Company

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At May 31, 2021, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	CAD	76,630,000	USD	63,447,984	06/23/21	$37,854
	CHF	123,310,000	USD	137,185,260	06/23/21	82,947
	JPY	17,099,510,000	USD	155,760,479	06/23/21	441,440
	NZD	73,890,000	USD	53,318,270	06/23/21	459,275
	USD	40,265,356	CAD	48,440,000	06/23/21	134,154
	USD	119,979,896	CHF	107,640,000	06/23/21	155,472
	USD	155,857,911	JPY	16,938,510,000	06/23/21	1,126,707

TOTAL						$2,437,849

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS
Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	AUD	103,260,000	USD	80,365,916	06/23/21	$(444,182)
	USD	44,789,813	AUD	58,100,000	06/23/21	(178,740)
	USD	41,617,348	EUR	34,110,000	06/23/21	(112,560)
	USD	92,602,164	NZD	127,770,000	06/23/21	(389,540)

TOTAL						$(1,125,022)

FUTURES CONTRACTS — At May 31, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	5,852	06/18/21	$1,229,622,240	$28,379,047
Ultra Long U.S. Treasury Bonds	1,991	09/21/21	368,832,750	(1,074,127)

Total				$27,304,920

Short position contracts:
20 Year U.S. Treasury Bonds	(429)	09/21/21	(67,151,906)	196,275

TOTAL FUTURES CONTRACTS				$27,501,195

WRITTEN AND PURCHASED OPTIONS CONTRACTS — At May 31, 2021, the Fund had the following written and purchased options:

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Written option contracts
Puts
U.S. Treasury Bonds	$150.000	06/25/2021	(836)	$ (836,000)	$(52,250)	$(520,903)	$468,653
U.S. Treasury Bonds	153.000	07/23/2021	(831)	(831,000)	(636,239)	(608,678)	(27,561)
U.S. Treasury Bonds	154.000	06/25/2021	(833)	(833,000)	(416,500)	(388,878)	(27,622)

TOTAL			(2,500)	$(2,500,000)	$(1,104,989)	$(1,518,459)	$413,470

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Puts
S&P 500 Index	$2,900.000	06/01/2021	450	$45,000	$1,125	$34,091	$(32,966)
S&P 500 Index	3,775.000	06/01/2021	374	37,400	6,545	24,591	(18,046)
S&P 500 Index	2,750.000	06/04/2021	453	45,300	2,265	37,801	(35,536)
S&P 500 Index	2,900.000	06/04/2021	452	45,200	1,130	45,971	(44,841)
S&P 500 Index	3,000.000	06/04/2021	451	45,100	1,128	50,126	(48,998)
S&P 500 Index	2,750.000	06/11/2021	458	45,800	5,725	67,617	(61,892)
S&P 500 Index	2,800.000	06/11/2021	905	90,500	15,837	184,050	(168,213)
S&P 500 Index	2,900.000	06/11/2021	446	44,600	7,805	44,809	(37,004)
S&P 500 Index	2,950.000	06/11/2021	443	44,300	9,968	51,277	(41,309)
S&P 500 Index	2,675.000	06/18/2021	455	45,500	13,650	73,963	(60,313)
S&P 500 Index	2,720.000	06/18/2021	450	45,000	14,625	48,063	(33,438)
S&P 500 Index	2,730.000	06/18/2021	452	45,200	14,690	43,695	(29,005)
S&P 500 Index	2,760.000	06/18/2021	450	45,000	15,750	49,497	(33,747)
S&P 500 Index	2,920.000	06/18/2021	452	45,200	24,860	73,532	(48,672)
S&P 500 Index	2,750.000	06/25/2021	901	90,100	51,807	102,849	(51,042)
S&P 500 Index	2,850.000	06/25/2021	899	89,900	65,177	90,594	(25,417)
S&P 500 Index	3,050.000	06/25/2021	449	44,900	53,880	52,858	1,022
S&P 500 Index	2,940.000	06/30/2021	451	45,100	54,120	45,438	8,682

Total purchased option contracts			9,391	$939,100	$360,087	$1,120,822	$(760,735)

Written option contracts
Puts
S&P 500 Index	3,915.000	06/04/2021	(1,807)	(180,700)	(198,770)	(267,436)	68,666
S&P 500 Index	3,950.000	06/02/2021	(1,808)	(180,800)	(122,040)	(231,424)	109,384
S&P 500 Index	3,960.000	06/01/2021	(1,804)	(180,400)	(85,690)	(248,952)	163,262
S&P 500 Index	4,010.000	06/04/2021	(1,802)	(180,200)	(265,795)	(212,636)	(53,159)

Total written option contracts			(7,221)	$(722,100)	$(672,295)	$(960,448)	$288,153

TOTAL			2,170	$217,000	$(312,208)	$160,374	$(472,582)

Abbreviations:
MS & Co. Int. PLC — Morgan Stanley & Co. International PLC

GOLDMAN SACHS STRATEGIC VOLATILITY PREMIUM FUND

Schedule of Investments

May 31, 2021 (Unaudited)

Shares	Dividend Rate	Value

Investment Company(a) – 64.4%
Goldman Sachs Financial Square Government Fund - Institutional Shares
88,033,573	0.026%	$ 88,033,573
(Cost $88,033,573)

TOTAL INVESTMENTS – 64.4% (Cost $88,033,573)		$ 88,033,573

OTHER ASSETS IN EXCESS OF LIABILITIES – 35.6%		48,763,400

NET ASSETS – 100.0%		$136,796,973

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated fund.

Currency Abbreviations:
USD	— U.S. Dollar

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com

GOLDMAN SACHS STRATEGIC VOLATILITY PREMIUM FUND

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At May 31, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	2	06/18/21	$420,240	$4,924
2 Year U.S. Treasury Notes	295	09/30/21	65,116,641	6,346
5 Year U.S. Treasury Notes	273	09/30/21	33,811,477	(7,720)

TOTAL FUTURES CONTRACTS				$3,550

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At May 31, 2021, the Fund had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS

						Premiums Paid	Unrealized
	Exercise	Expiration	Number of	Notional	Market	(Received)	Appreciation/
Description	Price	Date	Contracts	Amount	Value	by Portfolio	(Depreciation)

Purchased option contracts
Puts
S&P 500 Index	$2,900.000	06/01/2021	18	$1,800	$45	$1,364	$(1,319)
S&P 500 Index	2,750.000	06/04/2021	19	1,900	95	1,585	(1,490)
S&P 500 Index	2,900.000	06/04/2021	19	1,900	47	1,932	(1,885)
S&P 500 Index	3,000.000	06/04/2021	19	1,900	48	2,112	(2,064)
S&P 500 Index	2,750.000	06/11/2021	21	2,100	262	3,100	(2,838)
S&P 500 Index	2,800.000	06/11/2021	40	4,000	700	8,119	(7,419)
S&P 500 Index	2,900.000	06/11/2021	19	1,900	333	1,909	(1,576)
S&P 500 Index	2,950.000	06/11/2021	20	2,000	450	2,315	(1,865)
S&P 500 Index	2,675.000	06/18/2021	23	2,300	690	3,739	(3,049)
S&P 500 Index	2,720.000	06/18/2021	22	2,200	715	2,350	(1,635)
S&P 500 Index	2,730.000	06/18/2021	23	2,300	747	2,223	(1,476)
S&P 500 Index	2,760.000	06/18/2021	22	2,200	770	2,420	(1,650)
S&P 500 Index	2,920.000	06/18/2021	21	2,100	1,155	3,416	(2,261)
S&P 500 Index	2,750.000	06/25/2021	48	4,800	2,760	5,441	(2,681)
S&P 500 Index	2,850.000	06/25/2021	47	4,700	3,408	4,748	(1,340)
S&P 500 Index	3,050.000	06/25/2021	25	2,500	3,000	2,943	57
S&P 500 Index	2,940.000	06/30/2021	25	2,500	3,000	2,519	481

Total purchased option contracts				$43,100	$18,225	$52,235	$(34,010)

GOLDMAN SACHS STRATEGIC VOLATILITY PREMIUM FUND

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS — (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Written option contracts
Puts
S&P 500 Index	$3,915.000	06/04/2021	(99)	$(9,900)	$(10,890)	$(14,652)	$3,762
S&P 500 Index	3,950.000	06/02/2021	(95)	(9,500)	(6,412)	(12,160)	5,748
S&P 500 Index	3,960.000	06/01/2021	(97)	(9,700)	(4,607)	(13,386)	8,779
S&P 500 Index	4,010.000	06/04/2021	(99)	(9,900)	(14,603)	(11,682)	(2,921)

Total written option contracts			(390)	$(39,000)	$(36,512)	$(51,880)	$15,368

TOTAL				$4,100	$(18,288)	$355	$(18,642)

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations(a) – 0.1%
Banks – 0.1%
Morgan Stanley Bank NA(SOFR + 0.300%)
$2,777,000	0.310%	08/25/21	$ 2,777,511
(Cost $2,777,432)

Shares	Description	Value

Exchange Traded Funds – 7.0%
1,254,135	Alerian MLP ETF(b)	$ 43,066,996
2,167,042	Energy Select Sector SPDR Fund	113,141,263
899,202	Health Care Select Sector SPDR Fund	111,141,367

TOTAL EXCHANGE TRADED FUNDS (Cost $197,567,916)		$ 267,349,626

Shares	Dividend Rate	Value

Investment Companies(c) – 46.4%
Goldman Sachs Financial Square Government Fund - Institutional Shares
1,526,654,456	0.026%	$1,526,654,456
Goldman Sachs High Yield Floating Rate Fund - Class R6
11,111,267	3.321	104,445,908
Goldman Sachs MLP & Energy Fund-Class R6
8,048,707	0.000	77,106,609
Goldman Sachs MLP Energy Infrastructure Fund - Class R6
2,030,422	17.714	49,115,912

TOTAL INVESTMENT COMPANIES (Cost $1,700,013,536)		$1,757,322,885

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $1,900,358,884)		$2,027,450,022

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – 44.9%
Certificates of Deposit – 12.2%
Alpine Securitization LLC(d)
$15,000,000	0.210%		10/12/21	$ 14,997,630
Australia & New Zealand Banking Group Ltd.(a)(d)
(3M USD LIBOR + 0.010%)
5,000,000	0.200		11/29/21	5,000,000
(3M USD LIBOR + 0.030%)
10,000,000	0.215		03/08/22	10,000,000
Australia & New Zealand Banking Group, Ltd.(a)(d) (SOFR + 0.120%)
12,350,000	0.130		02/28/22	12,347,219
Banco Santander SA
5,050,000	0.290		10/12/21	5,052,667
Bank of Montreal
11,000,000	0.176		12/01/21	11,000,000
(3M USD LIBOR + 0.040%)
5,000,000	0.242	(a)	10/01/21	5,000,672

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – (continued)
Certificates of Deposit – (continued)
Bank of Montreal (continued)
(3M USD LIBOR + 0.100%)
$3,500,000	0.256	%(a)	11/17/21	$ 3,501,469
Bank of Nova Scotia(a)
(3M USD LIBOR + 0.030%)
18,500,000	0.190		08/13/21	18,501,479
(SOFR + 0.150%)
10,000,000	0.160		03/17/22	9,999,248
Barclays Bank PLC
5,000,000	0.350		12/31/21	5,003,723
Canadian Imperial Bank of Commerce(a)
(3M USD LIBOR + 0.050%)
10,825,000	0.303	(d)	08/06/21	10,825,977
(3M USD LIBOR + 0.110%)
2,500,000	0.304		01/03/22	2,501,318
(3M USD LIBOR + 0.160%)
20,000,000	0.335		08/06/21	20,005,775
Canadian Imperial Bank of Commerce/New York NY(a) (3M USD LIBOR + 0.100%)
5,000,000	0.284		12/13/21	5,002,399
Commonwealth Bank of Australia) (a) (3M USD LIBOR + 0.000%)
5,000,000	0.188		09/02/21	5,000,000
Cooperatieve Centrale
5,400,000	0.160		12/10/21	5,400,382
Credit Agricole Corporate & Investment Bank(a) (3M USD LIBOR + 0.210%)
12,040,000	0.372		08/09/21	12,045,002
Credit Industriel ET Commercial
11,870,000	0.240		04/22/22	11,871,619
Credit Suisse New York
800,000	0.340		11/01/21	800,549
8,000,000	0.340		11/19/21	8,005,893
18,250,000	0.460		08/10/21	18,261,791
Deutsche Bank AG
6,846,000	0.720		11/08/21	6,860,343
First Abu Dhabi Bank USA NV(a) (3M USD LIBOR + 0.170%)
10,032,000	0.354		12/14/21	10,035,742
HSBC Bank USA NA
2,000,000	0.330		12/24/21	2,001,827
3,000,000	0.370		12/03/21	3,003,237
Industrial & Commercial Bank of China Ltd.
7,000,000	0.250		07/12/21	7,000,874
Lloyds Bank Corporate Markets PLC
5,000,000	0.240		02/23/22	5,001,837
(SOFR + 0.190%)
8,900,000	0.200	(a)	02/17/22	8,900,265

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – (continued)
Certificates of Deposit – (continued)
Macquarie Bank Ltd.(a)(d) (3M USD LIBOR + 0.030%)
$8,500,000	0.224%		11/12/21	$ 8,500,760
Mizuho Bank Ltd.
3,000,000	0.190		02/28/22	2,999,495
23,800,000	0.230		11/10/21	23,809,750
7,000,000	0.230		11/17/21	7,002,854
MUFG Bank Ltd.
10,000,000	0.230		10/28/21	10,003,393
National Bank Of Kuwait SAKP
4,303,000	0.200		07/26/21	4,303,014
3,443,000	0.320		06/25/21	3,443,471
7,000,000	0.390		11/16/21	7,002,761
Natixis SA(a)
(3M USD LIBOR + 0.030%)
16,465,000	0.186		11/15/21	16,465,749
(3M USD LIBOR + 0.130%)
4,879,000	0.315		12/09/21	4,881,533
Nordea Bank ABP(a) (3M USD LIBOR + 0.100%)
7,850,000	0.285		06/09/21	7,850,244
Norinchukin Bank NY
3,516,000	0.250		11/04/21	3,517,450
6,100,000	0.370		12/03/21	6,106,614
Royal Bank of Canada(a)
(3M USD LIBOR + 0.090%)
10,000,000	0.273		12/10/21	10,004,175
(3M USD LIBOR + 0.120%)
9,900,000	0.310		06/18/21	9,900,660
Societe Generale SA(a)(d)
(3M USD LIBOR + 0.110%)
5,000,000	0.344		01/18/22	5,002,531
(3M USD LIBOR + 0.120%)
16,000,000	0.314		03/07/22	16,004,883
Standard Chartered Bank(a) (3M USD LIBOR + 0.020%)
3,000,000	0.170		08/23/21	3,000,000
Svenska Handelsbanken AB(a)(d) (3M USD LIBOR + 0.040%)
5,000,000	0.202		08/09/21	5,000,378
Toronto Dominion Bank
4,000,000	0.240	(d)	04/22/22	4,001,705
5,000,000	0.240	(d)	04/27/22	5,001,526
(SOFR + 0.200%)
8,000,000	0.210	(a)(e)	02/16/22	8,002,594
UBS AG London(d)
4,303,000	0.300		03/15/22	4,302,965
(3M USD LIBOR + 0.120%)
15,000,000	0.350	(a)	10/15/21	15,001,432

Principal Amount		Interest Rate		Maturity Date	Value

Short-term Investments – (continued)
Certificates of Deposit – (continued)
UBS AG London(d) (continued)
(3M USD LIBOR + 0.170%)
	$15,000,000	0.445	%(a)	07/14/21	$ 15,002,448
Westpac Banking Corp.(a)
(3M USD LIBOR + 0.020%)
	10,000,000	0.208	(d)	11/24/21	10,000,961
(3M USD LIBOR + 0.050%)
3,000,000	0.226			08/03/21	3,000,361

					462,042,644

Commercial Paper – 32.7%
ABN AMRO Funding USA LLC(d)(f)
	8,750,000	0.000		10/15/21	8,743,535
Agricultural Bank China(d)(f)
	7,237,000	0.000		08/24/21	7,233,657
Albion Capital Corp.(d)(f)
	2,237,000	0.000		07/27/21	2,236,515
Antalis S.A(d)(f)
	8,000,000	0.000		08/05/21	7,998,022
Apple, Inc.(d)(f)
	17,000,000	0.000		06/17/21	16,999,717
ASB Finance Ltd.(d)(f)
	10,500,000	0.000		10/22/21	10,494,941
AT&T, Inc.(d)(f)
	14,244,000	0.000		12/14/21	14,277,382
	6,000,000	0.000		09/21/21	5,996,733
	7,306,000	0.000		12/16/21	7,297,391
Atlantic Asset Securitization Corp.(d)(f)
	10,221,000	0.000		07/20/21	10,219,570
	6,200,000	0.000		09/14/21	6,197,503
Banco Santander SA(d)(f)
	8,000,000	0.000		07/06/21	7,999,341
	10,000,000	0.000		08/24/21	9,996,602
Bank Amer Secs, Inc.(d)(f)
	4,500,000	0.000		06/18/21	4,499,727
Bank Of China Ltd.(f)
	4,088,000	0.000		06/02/21	4,087,921
	18,500,000	0.000		11/19/21	18,474,190
Barclays Capital, Inc.(f)
	3,000,000	0.000		08/06/21	2,999,259
	15,000,000	0.000	(d)	01/24/22	14,978,310

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper – (continued)
Barton Capital Corp.(d)(f)
$5,000,000	0.000%	07/06/21	$ 4,999,534
BASF SE(d)(f)
18,000,000	0.000	06/08/21	17,999,395
2,000,000	0.000	06/28/21	1,999,776
BAT International Finance PLC(d)(f)
2,750,000	0.000	06/11/21	2,749,851
4,049,000	0.000	06/15/21	4,048,710
7,987,000	0.000	06/21/21	7,986,207
8,307,000	0.000	10/22/21	8,298,588
Bedford Row Funding Corp.(d)(f)
9,000,000	0.000	09/08/21	8,996,936
BNG Bank N.V.(d)(f)
25,000,000	0.000	01/31/22	24,971,583
BNP Paribas SA(d)(f)
15,000,000	0.000	07/08/21	14,998,736
BNZ International Funding Ltd.(d)(f)
4,000,000	0.000	08/02/21	3,999,545
Caisse d’Amortissement de la Dette Sociale(d)(f)
10,500,000	0.000	08/23/21	10,497,234
Can Ast & Can Ltd.(f)
18,750,000	0.000	07/14/21	18,747,772
CDP Financial, Inc.(d)(f)
17,000,000	0.000	04/26/22	16,974,368
5,000,000	0.000	05/11/22	4,991,977
Chariot Funding LLC(d)(f)
8,800,000	0.000	07/02/21	8,799,461
China Construction Banking Corp.(d)(f)
4,500,000	0.000	06/23/21	4,499,617
7,650,000	0.000	08/03/21	7,647,309
Columbia Funding Co.(d)(f)
10,000,000	0.000	07/20/21	9,998,204
Dexia Credit Local SA(d)(f)
9,700,000	0.000	06/08/21	9,699,837
Dominion Resources, Inc.(d)(f)
3,920,000	0.000	07/22/21	3,918,904
Dupont De Nemours, Inc.(d)(f)
6,250,000	0.000	12/03/21	6,241,469

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper – (continued)
Electricite de France SA(d)(f)
$17,225,000	0.000%	06/28/21	$ 17,222,983
Enel Finance America(d)(f)
10,000,000	0.000	08/06/21	9,996,500
6,850,000	0.000	02/16/22	6,835,583
Entergy Corp.(d)(f)
11,550,000	0.000	08/23/21	11,544,725
European Investment Bank
20,000,000	0.010	06/16/21	19,999,504
Exxon Mobil Corp.(f)
7,850,000	0.000	09/01/21	7,848,660
Fairway Finance Corp.(d)(f)
5,200,000	0.000	10/22/21	5,196,836
Fidelity National Information Services, Inc.(d)(f)
2,550,000	0.000	06/08/21	2,549,891
6,000,000	0.000	06/14/21	5,999,601
5,500,000	0.000	06/16/21	5,499,585
10,200,000	0.000	06/25/21	10,198,818
General Dynamics Corp.(d)(f)
18,000,000	0.000	10/14/21	17,988,672
Gotham Fdg Corp.(d)(f)
9,611,000	0.000	07/21/21	9,609,472
Henkel Corp.(d)(f)
10,750,000	0.000	07/02/21	10,749,237
Honeywell International, Inc.(d)(f)
3,150,000	0.000	10/18/21	3,148,649
5,000,000	0.000	01/19/22	4,994,788
6,000,000	0.000	05/18/22	5,989,409
8,000,000	0.000	05/20/22	7,985,799
HSBC Bank PLC(d)(f)
6,045,000	0.000	08/03/21	6,043,177
Industrial & Commercial Bank of China Ltd.(d)(f)
8,551,000	0.000	06/15/21	8,550,615
ING (U.S.) Funding LLC(d)(f)
7,000,000	0.000	07/12/21	6,999,300
5,000,000	0.000	09/01/21	4,998,720
Intercontinental Exchange, Inc.(d)(f)
9,458,000	0.000	06/04/21	9,457,631

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper – (continued)
Intercontinental Exchange, Inc.(d)(f) (continued)
$3,500,000	0.000%		06/22/21	$ 3,499,485
7,000,000	0.000		06/24/21	6,998,880
Ionic Capital II Trust(f)
5,000,000	0.000		06/04/21	4,999,942
15,000,000	0.000		07/01/21	14,998,824
8,000,000	0.000		07/08/21	7,999,207
J.P. Morgan Securities LLC(d)(f)
10,674,000	0.000		03/22/22	10,656,682
Jupiter Securitization Co. LLC(d)(f)
9,500,000	0.000		07/07/21	9,499,082
Keurig Dr Pepper, Inc.(f)
8,100,000	0.000	(d)	12/30/21	8,087,218
10,957,000	0.000		01/10/22	10,938,484
KFW International Finance, Inc.(d)(f)
31,400,000	0.000		01/25/22	31,366,016
Kingdom Of Denmark(f)
17,000,000	0.000		06/28/21	16,999,415
Landesbank Baden-Wuerttemberg(f)
16,000,000	0.000		10/13/21	15,990,432
Liberty Funding LLC(d)(f)
10,000,000	0.000		06/14/21	9,999,669
11,455,000	0.000		08/03/21	11,452,761
Lime Funding LLC(d)(f)
10,300,000	0.000		06/17/21	10,299,599
6,002,000	0.000		07/01/21	6,001,501
LMA SA LMA Americas(d)(f)
5,000,000	0.000		09/02/21	4,998,316
8,613,000	0.000		09/03/21	8,610,069
LVMH Moet Hennessy Louis Vuitton SE(d)(f)
6,980,000	0.000		10/05/21	6,976,471
3,000,000	0.000		10/13/21	2,998,390
1,000,000	0.000		11/08/21	999,321
22,000,000	0.000		01/18/22	21,974,150
Matchpoint Finance PLC(d)(f)
15,000,000	0.000		06/08/21	14,999,702
7,253,000	0.000		07/26/21	7,251,823

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper – (continued)
National Bank of Canada(d)(f)
$10,554,000	0.000%	03/22/22	$ 10,535,217
NatWest Markets PLC(d)(f)
4,000,000	0.000	08/02/21	3,999,076
6,000,000	0.000	01/18/22	5,991,657
8,050,000	0.000	01/19/22	8,038,760
Nederlandse Wtrschbnk(d)(f)
18,000,000	0.000	06/25/21	17,998,866
Nieuw Amsterdam Receivables Corp.(d)(f)
11,111,000	0.000	06/11/21	11,110,788
10,000,000	0.000	07/22/21	9,998,671
7,600,000	0.000	09/17/21	7,597,044
Norinchukin Bank NY
25,000,000	0.300	06/01/21	25,000,683
NRW. Bank(d)(f)
15,000,000	0.000	07/13/21	14,998,754
Oesterreichische Kontrollbank AG(f)
10,000,000	0.000	06/15/21	9,999,790
Oglethorpe Power Corp(d)(f)
5,500,000	0.000	06/02/21	5,499,924
Regency Markets No.1 LLC(d)(f)
13,129,000	0.000	06/16/21	13,128,515
Ridgefield Funding Co. LLC(d)(f)
6,950,000	0.000	08/03/21	6,949,004
12,061,000	0.000	09/03/21	12,057,553
Salisbury Receivables Co. LLC(d)(f)
12,913,000	0.000	06/11/21	12,912,704
Shell International Finance B.V.(d)(f)
11,000,000	0.000	06/14/21	10,999,792
11,000,000	0.000	07/08/21	10,998,822
Skandinaviska Enskilda Banken AB/New York NY(a) (3M USD LIBOR + 0.020%)
9,750,000	0.214	12/06/21	9,750,501
Standard Chartered Bank
8,700,000	0.300	05/03/22	8,704,747
Starbird Funding Corp.(d)(f)
8,028,000	0.000	08/11/21	8,026,160
8,028,000	0.000	08/12/21	8,026,119

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper – (continued)
Suncor Energy, Inc.(d)(f)
$6,000,000	0.000%	06/15/21	$ 5,999,571
8,000,000	0.000	06/23/21	7,999,128
4,500,000	0.000	07/26/21	4,498,606
6,428,000	0.000	08/31/21	6,424,387
Svenska Handelsbanken(a)
11,000,000	0.170	02/11/22	10,999,236
(3M USD LIBOR + 0.010%)
Svenska Handelsbanken(d)(f)
8,613,000	0.000	02/01/22	8,602,873
Swedbank AB(f)
10,000,000	0.000	11/19/21	9,994,264
The Charles Schwab Corp.(d)(f)
11,965,000	0.000	08/12/21	11,962,853
The Walt Disney Co.(d)(f)
9,115,000	0.000	06/30/21	9,114,256
2,000,000	0.000	01/27/22	1,996,869
Toronto Dominion Bank(d)(f)
5,000,000	0.000	04/26/22	4,990,935
Total Capital Canada Ltd.(d)(f)
20,000,000	0.000	08/03/21	19,997,320
2,000,000	0.000	08/18/21	1,999,649
Toyota Finance Australia Ltd.(d)(f)
5,135,000	0.000	06/22/21	5,134,643
UDR, Inc.(d)(f)
9,000,000	0.000	07/16/21	8,997,856
Versailles Commercial Paper LLC(d)(f)
13,000,000	0.000	06/04/21	12,999,899
Victory Receivables Corp.(d)(f)
20,000,000	0.000	07/21/21	19,997,300
Volkswagen Group of America Finance LLC(d)(f)
12,000,000	0.000	11/10/21	11,972,610
VW Credit, Inc.(d)(f)
4,250,000	0.000	06/16/21	4,249,677
Waste Management, Inc.(d)(f)
2,350,000	0.000	07/06/21	2,349,588
15,000,000	0.000	09/20/21	14,991,615

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper – (continued)
Westpac Banking Corp.(d)(f)
$11,950,000	0.000%	11/29/21	$ 11,940,666

			1,241,285,871

TOTAL SHORT-TERM INVESTMENTS (Cost $1,703,003,837)			$1,703,328,515

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT (Cost $3,603,362,721)			$3,730,778,537

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(c) – 0.8%
Goldman Sachs Financial Square Government Fund - Institutional Shares
29,369,877	0.026%	$ 29,369,877
(Cost $29,369,877)

TOTAL INVESTMENTS – 99.2% (Cost $3,632,732,598)		$3,760,148,414

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.8%		29,757,312

NET ASSETS – 100.0%		$3,789,905,726

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on May 31, 2021.

(b)	All or a portion of security is on loan.

(c)	Represents an affiliated fund.

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(e)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Currency Abbreviations:
EUR	— Euro
USD	— U.S. Dollar

Investment Abbreviations:
ETF	— Exchange Traded Fund
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
PLC	— Public Limited Company
SOFR	— Secured Overnight Funding Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

May 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At May 31, 2021, the Fund had the following futures contracts:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
2 Year U.S. Treasury Notes	1,092	09/30/21	$241,041,939	$16,917
5 Year U.S. Treasury Notes	626	09/30/21	77,531,078	58,663
10 Year U.S. Treasury Notes	1,715	09/21/21	226,272,813	345,187

Total				$420,767

Short position contracts:
S&P 500 E-Mini Index	(385)	06/18/21	(80,896,200)	(5,291,575)

TOTAL FUTURES CONTRACTS				$(4,870,808)

SWAP CONTRACTS — At May 31, 2021, the Fund had the following swap contracts:

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid by the Portfolio(a)	Counterparty	Termination Date(a)	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation)*

JPGSVENK Index(b)	0.070%(c)	J.P. Morgan Securities LLC	07/06/21		$114,653	$(1,115,389)
MSGSSUIT Index(b)	0.300(c)	MS & Co. Int. PLC	07/06/21		839	3,840,716
SX7T Index	(0.150)(d)	Barclays Bank PLC	04/04/22	EUR	128,766	20,382,106
SX7T Index	0.050(d)	Barclays Bank PLC	04/04/22		614	168,050

TOTAL						$23,275,483

*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(a)	The Portfolio pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Portfolio will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).
(b)	The top 50 components are shown below.
(c)	Payments made monthly.
(d)	Payments made quarterly.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

May 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPGSVENK) of common stocks

Common Stocks	Sector	Shares	Value	Weight

American Airlines Group Inc	Consumer Discretionary	(1,054)	$(25,546)	2.29%
Hormel Foods Corp	Consumer Staples	(494)	(23,997)	2.15
Archer-Daniels-Midland Co	Consumer Staples	(358)	(23,812)	2.13
Incyte Corp	Consumer Staples	(270)	(22,662)	2.03
Hess Corp	Energy	(206)	(17,277)	1.55
Live Nation Entertainment Inc	Consumer Discretionary	(188)	(16,912)	1.52
NVIDIA Corp	Technology	(26)	(16,881)	1.51
Carnival Corp	Consumer Discretionary	(568)	(16,786)	1.50
American International Group Inc	Financial	(314)	(16,609)	1.49
T-Mobile US Inc	Communications	(117)	(16,591)	1.49
United Airlines Holdings Inc	Consumer Discretionary	(283)	(16,519)	1.48
TransDigm Group Inc	Industrial	(25)	(16,457)	1.48
salesforce.com Inc	Technology	(69)	(16,406)	1.47
Raytheon Technologies Corp	Industrial	(183)	(16,255)	1.46
Bank of New York Mellon Corp/The	Financial	(307)	(15,986)	1.43
Copart Inc	Consumer Discretionary	(124)	(15,976)	1.43
Darden Restaurants Inc	Consumer Discretionary	(110)	(15,709)	1.41
Edwards Lifesciences Corp	Consumer Staples	(163)	(15,625)	1.40
Roper Technologies Inc	Technology	(35)	(15,589)	1.40
Albemarle Corp	Basic Materials	(93)	(15,519)	1.39
Equifax Inc	Consumer Staples	(66)	(15,494)	1.39
Netflix Inc	Communications	(30)	(15,227)	1.37
Under Armour Inc	Consumer Discretionary	(798)	(15,206)	1.36
Boston Scientific Corp	Consumer Staples	(353)	(15,036)	1.35
Dexcom Inc	Consumer Staples	(41)	(14,965)	1.34
Sysco Corp	Consumer Staples	(183)	(14,860)	1.33
Walt Disney Co/The	Communications	(83)	(14,848)	1.33
MarketAxess Holdings Inc	Consumer Staples	(32)	(14,719)	1.32
Paycom Software Inc	Technology	(41)	(13,412)	1.20
Marathon Petroleum Corp	Energy	(185)	(11,428)	1.02
Morgan Stanley	Financial	(125)	(11,341)	1.02
Royal Caribbean Cruises Ltd	Consumer Discretionary	(120)	(11,214)	1.01
Aptiv PLC	Consumer Discretionary	(74)	(11,084)	0.99
MGM Resorts International	Consumer Discretionary	(256)	(10,982)	0.98
Valero Energy Corp	Energy	(135)	(10,874)	0.97
First Republic Bank/CA	Financial	(57)	(10,860)	0.97
Prudential Financial Inc	Financial	(101)	(10,843)	0.97
NIKE Inc	Consumer Discretionary	(79)	(10,843)	0.97
West Pharmaceutical Services Inc	Consumer Staples	(31)	(10,832)	0.97
Wynn Resorts Ltd	Consumer Discretionary	(82)	(10,817)	0.97
Norwegian Cruise Line Holdings Ltd	Consumer Discretionary	(339)	(10,811)	0.97
APA Corp	Energy	(517)	(10,746)	0.96
Expedia Group Inc	Communications	(60)	(10,699)	0.96
Air Products and Chemicals Inc	Basic Materials	(35)	(10,618)	0.95
ONEOK Inc	Energy	(200)	(10,574)	0.95
Delta Air Lines Inc	Consumer Discretionary	(221)	(10,527)	0.94
Domino’s Pizza Inc	Consumer Discretionary	(24)	(10,406)	0.93
Starbucks Corp	Consumer Discretionary	(91)	(10,402)	0.93
Zoetis Inc	Consumer Staples	(59)	(10,367)	0.93
Alaska Air Group Inc	Consumer Discretionary	(150)	(10,359)	0.93

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

May 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (MSGSSUIT) of common stocks

Common Stocks	Sector	Shares	Value	Weight

Ford Motor Co	Consumer Discretionary	14,517	$210,925	5.49%
Activision Blizzard Inc	Technology	1,852	180,125	4.69
Intel Corp	Technology	2,967	169,450	4.41
NXP Semiconductors NV	Technology	470	99,277	2.58
Synchrony Financial	Financial	2,062	97,776	2.55
ViacomCBS Inc	Communications	2,271	96,352	2.51
Citizens Financial Group Inc	Financial	1,923	95,968	2.50
eBay Inc	Communications	1,554	94,598	2.46
Bank of America Corp	Financial	2,221	94,148	2.45
L Brands Inc	Consumer Discretionary	1,332	93,067	2.42
Hologic Inc	Consumer Staples	1,372	86,503	2.25
Apple Inc	Technology	681	84,837	2.21
Discovery Inc	Communications	2,690	80,836	2.10
Discovery Inc	Communications	2,337	75,042	1.95
Centene Corp	Consumer Staples	722	53,109	1.38
Newmont Corp	Basic Materials	699	51,344	1.34
United Rentals Inc	Consumer Staples	152	50,808	1.32
Halliburton Co	Energy	2,180	48,944	1.27
Capital One Financial Corp	Financial	301	48,428	1.26
Unum Group	Financial	1,562	48,368	1.26
JPMorgan Chase & Co	Financial	294	48,237	1.26
ResMed Inc	Consumer Staples	232	47,805	1.24
HCA Healthcare Inc	Consumer Staples	220	47,306	1.23
Enphase Energy Inc	Energy	330	47,234	1.23
Synopsys Inc	Technology	184	46,795	1.22
PTC Inc	Technology	346	46,387	1.21
Altria Group Inc	Consumer Staples	931	45,833	1.19
Fox Corp	Communications	1,259	45,671	1.19
Tyson Foods Inc	Consumer Staples	574	45,615	1.19
Thermo Fisher Scientific Inc	Consumer Staples	96	45,246	1.18
Walmart Inc	Consumer Discretionary	318	45,190	1.18
Procter & Gamble Co/The	Consumer Staples	334	44,991	1.17
Hartford Financial Services Group Inc/Th	Financial	686	44,803	1.17
Autodesk Inc	Technology	157	44,785	1.17
Lowe’s Cos Inc	Consumer Discretionary	226	44,053	1.15
Becton Dickinson and Co	Consumer Staples	178	43,043	1.12
Citrix Systems Inc	Technology	365	41,961	1.09
Gartner Inc	Consumer Staples	114	26,449	0.69
Trane Technologies PLC	Industrial	140	26,111	0.68
Allegion plc	Industrial	180	25,272	0.66
Delta Air Lines Inc	Consumer Discretionary	526	25,063	0.65
Freeport-McMoRan Inc	Basic Materials	582	24,854	0.65
Citigroup Inc	Financial	314	24,719	0.64
Alaska Air Group Inc	Consumer Discretionary	356	24,661	0.64
AMETEK Inc	Industrial	182	24,623	0.64
Parker-Hannifin Corp	Industrial	79	24,304	0.63
CF Industries Holdings Inc	Basic Materials	457	24,273	0.63
CSX Corp	Industrial	242	24,242	0.63
Dow Inc	Basic Materials	352	24,114	0.63
Eastman Chemical Co	Basic Materials	190	23,862	0.62

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

May 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At May 31, 2021, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
4M IRS	MS & Co. Int. PLC	$1.400	06/02/2021	100,000,000	$100,000,000	$10	$490,000	$(489,990)

Written option contracts
Calls
9M IRS	BoFA Securities LLC	1.999	01/18/2022	(112,300,000)	(112,300,000)	(5,247,678)	(7,153,510)	1,905,832
9M IRS	MS & Co. Int. PLC	2.070	11/24/2021	(108,400,000)	(108,400,000)	(5,400,770)	(7,284,480)	1,883,710
6M IRS	Barclays Bank PLC	1.400	06/02/2021	(100,000,000)	(100,000,000)	10	(4,795,000)	(4,794,990)

Total written option contracts				(320,700,000)	$(320,700,000)	$(10,648,458)	$(19,232,990)	$8,584,532

TOTAL				(220,700,000)	$(220,700,000)	$(10,648,458)	$(18,742,990)	$8,094,542

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Stox Index	BofA Securities LLC	$430.546	12/17/2021	207,495	$207,495	$7,280,352	$3,071,871	$4,208,481

Puts
Gold Index	Citi Bank N.A.	152.273	07/16/2021	692,272	692,272	77,317	1,603,371	(1,526,054)
SX7E Index	Morgan Stanley & Co.	68.565	11/12/2021	(1,971,727)	(1,971,727)	2,024,862	2,810,144	(785,282)

TOTAL				(1,071,960)	$(1,071,960)	$9,382,531	$7,485,386	$1,897,145

Written option contracts
Puts
SP Index	Barclays Bank PLC	3,520.209	12/31/2021	(27,404)	(27,404)	(2,110,495)	(7,265,549)	5,155,054
SPX Index	Barclays Bank PLC	3,756.126	12/31/2021	(55,834)	(55,834)	(6,187,142)	(11,720,003)	5,532,861
SP Index	BofA Securities LLC	3,183.120	12/31/2021	(82,040)	(82,040)	(3,713,778)	(18,004,367)	14,290,589
Stox Index	BofA Securities LLC	348.537	12/17/2021	(207,495)	(207,495)	(841,083)	(3,144,264)	2,303,181
SX7E Index	BofA Securities LLC	68.565	11/12/2021	(1,971,727)	(1,971,727)	(2,024,862)	(21,451,190)	19,426,328
RUT Index	MS & Co. Int. PLC	1,803.030	12/31/2021	(110,313)	(110,313)	(4,234,962)	(20,635,635)	16,400,673

Total written option contracts				(2,454,813)	$(2,454,813)	$(19,112,322)	$(82,221,008)	$63,108,686

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

May 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call USD/Put JPY	Morgan Stanley & Co.	$108.290	03/07/2023	43,640,000	$43,640,000	$1,710,906	$1,481,578	$229,328
Call USD/Put CHF	BofA Securities LLC	0.930	03/07/2023	43,640,000	43,640,000	686,326	1,420,264	(733,938)

				87,280,000	$87,280,000	$2,397,233	$2,901,842	$(504,610)

Puts
Put EUR/Call USD	Morgan Stanley & Co.	1.192	03/07/2023	36,490,000	36,490,000	915,897	1,405,395	(489,498)
Put USD/Call BRL	Morgan Stanley & Co.	5.200	07/15/2021	116,910,000	116,910,000	2,249,114	2,208,897	40,217

				153,400,000	$153,400,000	$3,165,011	$3,614,292	$(449,281)

Total purchased option contracts				240,680,000	$240,680,000	$5,562,244	$6,516,134	$(953,891)

Written option contracts
Put USD/Call BRL	Morgan Stanley & Co.	5.200	07/15/2021	(116,910,000)	(116,910,000)	(651,071)	(776,165)	125,094

TOTAL				123,770,000	$123,770,000	$4,911,172	$5,739,969	$(828,797)

Abbreviations:
4M IRS	— 4 Months Interest Rate Swaptions
6M IRS	— 6 Months Interest Rate Swaptions
9M IRS	— 9 Months Interest Rate Swaptions
BofA Securities LLC	— Bank of America Securities LLC
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS ALLOCATION FUNDS

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Fair Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

GOLDMAN SACHS ALLOCATION FUNDS

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statement of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the last bid price for long positions and the last ask price for short positions on the exchange where they are principally traded. Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, the Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

GOLDMAN SACHS ALLOCATION FUNDS

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May 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”)(“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if a Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

A total return swap is an agreement that gives a Fund the right to receive or pay the appreciation or depreciation, as applicable, in the value of a specified security, an index, a basket of securities or indices or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS ALLOCATION FUNDS

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of May 31, 2021:

GLOBAL MANAGED BETA

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$1,053,576	$17,221,663	$—
Australia and Oceania	107,639	4,496,685	—
Europe	5,139,565	41,947,625	—
North America	150,157,091	29,254	—
South America	—	69,007	—
Exchange Traded Funds	1,551,421,160	—	—
Investment Company	136,891,270	—	—

Total	$1,844,770,301	$63,764,234	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(b)	$—	$3,476,888	$—
Futures Contracts(b)	4,599,496	—	—
Total Return Swap Contracts(b)	—	971,105	—
Options Purchased	8,031,669	—	—

Total	$12,631,165	$4,447,993	$—

Liabilities
Forward Foreign Currency Exchange Contracts(b)	$—	$(4,216,932)	$—
Written option contracts	(1,273,497)	—	—

Total	$(1,273,497)	$(4,216,932)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS ALLOCATION FUNDS

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

STRATEGIC FACTOR ALLOCATION

Investment Type	Level 1	Level 2	Level 3

Assets
Investment Company	$1,562,444,055	$—	$—

Total	$1,562,444,055	$—	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$2,437,849	$—
Futures Contracts(a)	28,575,322	—	—
Options Purchased	360,087	—	—

Total	$28,935,409	$2,437,849	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(1,125,022)	$—
Futures Contracts(a)	(1,074,127)	—	—
Written option contracts	(1,777,284)	—	—

Total	$(2,851,411)	$(1,125,022)	$—

(a) Amount shown represents unrealized gain (loss) at period end.

STRATEGIC VOLATILITY PREMIUM

Investment Type	Level 1	Level 2	Level 3

Assets
Investment Company	$88,033,573	$—	$—

Total	$88,033,573	$—	$—

Derivative Type

Assets
Futures Contracts(a)	$11,270	$—	$—
Options Purchased	18,225	—	—

Total	$29,495	$—	$—

Liabilities
Futures Contracts(a)	$(7,720)	$—	$—
Written option contracts	(36,513)	—	—

Total	$(44,233)	$—	$—

(a) Amount shown represents unrealized gain (loss) at period end.

TACTICAL TILT OVERLAY

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$2,777,511	$—
Exchange Traded Funds	267,349,626	—	—
Investment Companies	1,757,322,885	—	—
Short-term Investments	—	1,703,328,515	—
Securities Lending Reinvestment Vehicle	29,369,877	—	—

Total	$2,054,042,388	$1,706,106,026	$—

GOLDMAN SACHS ALLOCATION FUNDS

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Derivative Type	Level 1	Level 2	Level 3
Assets
Futures Contracts(a)	$420,767	$—	$—
Total Return Swap Contracts	—	24,390,872	—
Options Purchased	—	14,944,785	—

Total	$420,767	$39,335,657	$—

Liabilities
Futures Contracts(a)	$(5,291,575)	$—	$—
Total Return Swap Contracts	—	(1,115,389)	—
Written option contracts	—	(30,411,852)	—

Total	$(5,291,575)	$(31,527,241)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedule of Investments.

The Funds’ risks include, but are not limited to, the following:

Credit/Default Risk — An issuer or guarantor of a security held by a Fund, or a bank or other financial institution that has entered into a repurchase agreement with a Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.

Derivatives Risk — A Fund’s use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Dividend-Paying Investments Risk — A Fund’s investments in dividend-paying securities could cause a Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Fund to produce current income.

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent the Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

GOLDMAN SACHS ALLOCATION FUNDS

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

In 2017, the United Kingdom’s Financial Conduct Authority (“FCA”) warned that LIBOR may cease to be available or appropriate for use by 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to a Fund’s investments resulting from a substitute reference rate may also adversely affect a Fund’s performance and/or NAV.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which, a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or problems with registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which, a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — A Fund invests in foreign securities, and as such a Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including, but not limited to, the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Investments in the Underlying Funds Risk — The investments of the Funds may be concentrated in one or more Underlying Funds (including ETFs and other registered investment companies) subject to statutory limitations prescribed by the Act or exemptive relief or regulations thereunder. A Funds’ investment performance is directly related to the investment performance of the Underlying Funds it holds. The Funds are subject to the risk factors associated with the investments of the Underlying Funds and will be affected by the investment policies and practices of the Underlying Funds in direct proportion to the amount of assets allocated to each. If the Funds have a relative concentration of their portfolio in a single Underlying Fund, they may be more susceptible to adverse developments affecting that Underlying Fund, and may be more susceptible to losses because of these developments. A strategy used by the Underlying Funds may fail to produce the intended results.

GOLDMAN SACHS ALLOCATION FUNDS

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, participating insurance companies, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. To the extent a Fund engages in cash redemptions, then liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

Sector Risk — To the extent a Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), a Fund may be subjected, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.

Short Position Risk — A Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that a Fund may purchase for investment. Taking short positions involves leverage of a Fund’s assets and presents various risks, including counterparty risk. If the value of the underlying instrument or market in which a Fund has taken a short position increases, then a Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited. To the extent that a Fund uses the proceeds it receives from a short position to take additional long positions, the risks associated with the short position, including leverage risks, may be heightened, because doing so increases the exposure of a Fund to the markets and therefore could magnify changes to a Fund’s NAV.